JNL VARIABLE FUND LLC
                        FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND
[FIRST TRUST(R) LOGO]   First Trust Advisors L.P.
                        Team Management


OBJECTIVE:

The investment objective of the First Trust/JNL Communications Sector Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to MarketHistory.com. And for the third consecutive year, investors had nowhere to turn in the communications sector for gains. The following S&P group returns reflect how telecommunications stocks fared in 2002: Diversified Telecom Services (-30.3%), Communications-Equipment (-42.6%) and Wireless Telecom Services (-59.7%).

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

We believe that wireless communications will likely generate the most growth in 2003. First, prices for airtime registered monthly increases in both September and October of 2002, a first since the government began keeping records in 1998, according to BusinessWeek. Second, wireless subscriptions are still growing by double-digits and the potential sales growth of new handsets capable of handling Internet-related functions is promising. Telecom-equipment revenues are expected to be around $166 billion for 2003, approximately the same as 2002, according to telecommunications economist James Glen of Economy.com. According to First Call, earnings growth for the S&P Communications Services sector is expected to decline 3% in 2003, much better than the estimated 23% decline in 2002.

Stocks that declined significantly in 2002 were the following: AT&T Wireless (-60.7%), AOL Time Warner (-59.2%), Tellabs (-51.4%), Scientific-Atlanta (-50.3%), Telephone and Data Systems (-47.1%) and Comcast Corp. (-37.3%).

                   FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND

                                    [GRAPH]

     Date          First Trust/JNL Communications          AMEX North American
                          Sector Fund                   Telecommunications Index
   -----------------------------------------------------------------------------

   07/02/99                   10,000                            10,000
   07/31/99                    9,660                             9,965
   08/31/99                    9,310                             9,321
   09/30/99                    9,740                            10,098
   10/31/99                   10,890                            11,361
   11/30/99                   12,150                            12,010
   12/31/99                   15,090                            13,010
   01/31/00                   14,500                            12,631
   02/29/00                   17,990                            12,679
   03/31/00                   18,290                            13,951
   04/30/00                   16,720                            13,044
   05/31/00                   15,170                            12,029
   06/30/00                   16,410                            12,838
   07/31/00                   15,460                            11,917
   08/31/00                   15,710                            11,588
   09/30/00                   14,130                            10,856
   10/31/00                   13,480                            10,883
   11/30/00                   11,530                             9,147
   12/31/00                   11,020                             8,572
   01/31/01                   11,700                             9,967
   02/28/01                    8,540                             8,444
   03/31/01                    7,570                             7,731
   04/30/01                    8,520                             8,245
   05/31/01                    7,960                             7,881
   06/30/01                    7,280                             7,684
   07/31/01                    6,650                             7,774
   08/31/01                    5,880                             7,170
   09/30/01                    5,590                             7,067
   10/31/01                    5,530                             6,445
   11/30/01                    5,970                             7,075
   12/31/01                    5,790                             7,066
   01/31/02                    5,370                             6,474
   02/28/02                    4,670                             5,459
   03/31/02                    4,670                             5,343
   04/30/02                    4,070                             4,697
   05/31/02                    3,960                             4,556
   06/30/02                    3,240                             3,389
   07/31/02                    2,920                             3,120
   08/31/02                    2,970                             3,446
   09/30/02                    2,550                             2,797
   10/31/02                    3,130                             3,667
   11/30/02                    3,500                             4,435
   12/31/02                    3,150                             3,983



          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -45.60%
          Since inception                   -28.16%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL ENERGY SECTOR FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Energy Sector Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to MarketHistory.com. The following S&P group returns reflect how energy stocks fared in 2002:
Oil-Exploration & Production (-1.7%), Oil & Gas Equipment & Services (-11.4%), Integrated Oil & Gas (-12.0%) and Oil & Gas Drilling (-12.5%).

The outlook for energy heading in 2003 is probably tied to geopolitical risks, such as a war with Iraq or an oil worker strike in Venezuela, more than the strength of the U.S. economy. OPEC President Abdullah al-Attiyah said on January 5, 2003, that the cartel was poised to boost crude supplies by up to one million barrels per day (bpd) in an effort to tame oil prices, which have surged to two-year highs, according to MSNBC.com. Unless there is a sharp price decline, the cartel could lift output after January 14 via its mechanism that stipulates supplies be raised by 500,000 bpd if prices for a basket of OPEC crudes stay over $28 a barrel for 20 days. OPEC's crude basket was last valued at $30.05. If the U.S. and Iraq go to war, the price of oil could rise to $40 per barrel or higher. The duration of the war would factor into how long oil prices would remain at such lofty levels.

With the fate of Iraq and the Middle East in question, oil companies are looking at other nations, like Russia, as sources for oil. According to Lehman Brothers, total spending on oil exploration and production in the U.S. is expected to decline in 2003 by 0.7% to $30.3 billion but increase 6% outside the U.S to $102.1 billion. According to First Call, earnings growth for the S&P Energy sector is expected to rise 19% in 2003, much better than the estimated 36% decline in 2002.

The top performing stocks in 2002 were the following: XTO Energy (+41.4%), ENI SpA (+32.8%), Petro-Canada (+28.0%), Precision Drilling (+26.0%) and Canadian National Resources (+22.9%).

Stocks that declined significantly in 2002 were the following: Marathon Oil (-26.3%), Chevron Texaco (-23.1%), ConocoPhillips (-17.4%) and Stone Energy (-15.5%).

                      FIRST TRUST/JNL ENERGY SECTOR FUND

                                    [GRAPH]

  Date                First Trust/JNL                   AMEX Deutsche Bank
                    Energy Sector Fund                    Energy Index
--------------------------------------------------------------------------
07/02/1999                 10,000                             10,000
07/31/1999                 10,220                             10,358
08/31/1999                 10,720                             10,626
09/30/1999                  9,950                             10,154
10/31/1999                  9,730                              9,933
11/30/1999                  9,830                             10,097
12/30/1999                 10,270                             10,064
12/31/1999                 10,010                              9,821
01/31/2000                 10,470                              9,763
02/29/2000                 12,280                             11,642
03/31/2000                 12,170                             11,679
04/30/2000                 13,440                             12,821
05/31/2000                 12,770                             12,242
06/30/2000                 12,270                             11,911
07/31/2000                 14,050                             13,530
08/31/2000                 14,320                             13,409
09/30/2000                 13,440                             12,581
10/31/2000                 12,500                             11,867
11/30/2000                 14,910                             13,783
12/19/2000                 14,350                             13,216
12/31/2000                 14,520                             13,345
01/31/2001                 14,120                             13,064
02/28/2001                 15,770                             14,736
03/31/2001                 15,040                             14,687
04/30/2001                 12,890                             13,198
05/31/2001                 12,410                             13,337
06/30/2001                 11,640                             13,082
07/31/2001                  9,860                             11,829
08/31/2001                 10,940                             12,554
09/30/2001                  9,860                             11,829
10/31/2001                 10,940                             12,554
11/30/2001                 10,290                             11,937
12/31/2001                 11,110                             12,896
01/31/2002                 10,510                             12,472
02/28/2002                 11,200                             13,041
03/31/2002                 12,300                             14,154
04/30/2002                 12,360                             13,959
05/31/2002                 12,000                             13,930
06/30/2002                 11,530                             13,358
07/31/2002                 10,100                             11,859
08/31/2002                 10,420                             12,124
09/30/2002                  9,930                             11,317
10/31/2002                 10,300                             11,504
11/30/2002                 10,380                             12,052
12/31/2002                 10,720                             12,256



          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -3.51%
          Since inception                     2.01%
          (Inception date  July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL FINANCIAL SECTOR FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Financial Sector Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to MarketHistory.com. The following S&P group returns reflect how financial stocks fared in 2002: Banks (-0.9%), Property & Casualty (-10.9%), Insurance Brokers (-20.6%), Diversified Financials (-21.7%) and Consumer Finance (-29.2%).

The financial services industry continues to navigate its way through the fallout caused by high-profile accounting scandals, corporate bankruptcies and the massive insurance outlays stemming from the terrorist attacks on September 11, 2001 and other disasters. The investment banking business on Wall Street is sluggish compared to the boom levels achieved in the late nineties. To combat the slowdown, Wall Street firms have shed some 75,000 workers since the industry peak in 2000. The 10 largest Wall Street investment-banking firms recently agreed to pay $1.4 billion to settle the charges that the firms mislead the public with their research efforts. The outlook for Wall Street is improving and the Securities Industry Association is predicting that profits for the industry will rise 5% to 6% in 2003 to around $23 billion. Profits declined by 27% in 2002.

Commercial banks performed relatively well in 2002 thanks to the strong demand for home mortgages, refinancings and home equity loans. Also, bank-funding costs dropped from 4.6% in late 2000 to about 2% in 2002 thanks to the Federal Reserve's Fund of interest rate cuts beginning in 2001. The spread between what banks pay depositors and what banks earn on their loans widened in 2002, boosting profits by 27% to $42.6 billion, according to U.S. Bancorp Piper Jaffray. The research firm believes that profits will jump another 16% in 2003. With respect to the insurance industry, expect another year of double-digit premium increases in such areas as property-and-casualty and health care. The bill alone for the 9/11 attacks is $40 billion.

Financials are the most heavily weighted sector in the S&P 500 at 20.5%. According to First Call, earnings growth for the S&P Financials sector is expected to increase 15% in 2003, up slightly from the estimated 13% rise in 2002.

The top performing stocks in 2002 were the following: Principal Financial Group (+26.7%), Aflac (+23.6%), Bank of America (+14.5%), Charter One (+14.2%) and
Allstate Corp. (+12.3%).

Stocks that declined significantly in 2002 were the following: Household International (-50.7%), Capital One (-44.8%), Investment Tech (-42.8%), Bank of New York (-39.9%) and Fleet Boston (-30.2%).

                    FIRST TRUST/JNL FINANCIAL SECTOR FUND

                                    [GRAPH]

                            First Trust/JNL
    Date                 Financial Sector Fund         S&P Financial Index
----------------------------------------------------------------------------

   07/02/99                       10,000                       10,000
   07/31/99                        9,050                        9,238
   08/31/99                        8,510                        8,813
   09/30/99                        8,160                        8,347
   10/31/99                        9,650                        9,724
   11/30/99                        9,040                        9,260
   12/31/99                        8,970                        9,077
   01/31/00                        8,590                        8,784
   02/29/00                        8,100                        7,843
   03/31/00                        9,640                        9,285
   04/30/00                        9,060                        8,998
   05/31/00                        9,210                        9,603
   06/30/00                        9,180                        9,031
   07/31/00                       10,060                        9,961
   08/31/00                       11,400                       10,906
   09/30/00                       11,710                       11,171
   10/31/00                       11,380                       11,138
   11/30/00                       10,300                       10,496
   12/31/00                       11,420                       11,444
   01/31/01                       11,250                       11,413
   02/28/01                       10,480                       10,664
   03/31/01                       10,090                       10,342
   04/30/01                       10,500                       10,727
   05/31/01                       10,890                       11,160
   06/30/01                       10,820                       11,156
   07/31/01                       10,780                       10,975
   08/31/01                       10,100                       10,306
   09/30/01                        9,350                        9,692
   10/31/01                        9,020                        9,522
   11/30/01                        9,780                       10,197
   12/31/01                       10,100                       10,470
   01/31/02                       10,120                        9,848
   02/28/02                       10,030                        9,705
   03/31/02                       10,770                       10,350
   04/30/02                       10,530                       10,074
   05/31/02                       10,560                       10,057
   06/30/02                       10,010                        9,580
   07/31/02                        9,250                        8,820
   08/31/02                        9,400                        9,001
   09/30/02                        8,320                        7,948
   10/31/02                        8,900                        8,667
   11/30/02                        9,330                        9,023
   12/31/02                        8,680                        8,540


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -14.06%
          Since inception                    -3.97%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL GLOBAL TARGET 15 FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Global Target 15 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 16.8% decline in the Dow in 2002 is the worst drop since it lost 17.3% in 1977, according to MarketHistory.com. And as the old saying goes -- when the U.S. sneezes, the rest of the world usually catches a cold. The Hang Seng and FTSE30 indexes did not perform any better in 2002.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

The First Trust/JNL Global Target 15 Fund outperformed the Combined Index in 2002. The best performers were the following: Eastman Kodak (DJ) (+25.5%), Cheung Kong (HK) (+15.3%), Cathay Pacific (HK) (+8.4%) and Tate & Lyle Plc (FT) (+7.1%). The biggest decliners were the following: EMI Group Plc (FT) (-55.1%), Invensys (FT) (-49.4%), JPMorgan Chase (DJ) (-30.7%) and SBC Communications (DJ) (-28.3%).

In 2002, the Dow Jones Industrial Average was the best performer returning -15.0%. The Hang Seng index returned -15.3% and the FTSE30 index returned -38.5%.

                    FIRST TRUST/JNL GLOBAL TARGET 15 FUND

                                    [GRAPH]

                   First Trust/JNL          Dow Jones Industrial       Hang Seng         London Stock
     Date      Global Target 15 Fund              Average             Stock Index         Market FT30
-------------------------------------------------------------------------------------------------------
  07/02/1999            10,000                     10,000                 10,000             10,000
  07/31/1999             9,420                      9,571                  9,297              9,775
  08/31/1999             9,450                      9,750                  9,547              9,852
  09/30/1999             8,630                      9,318                  9,028              9,221
  10/31/1999             8,160                      9,678                  9,446              9,146
  11/30/1999             8,350                      9,830                 10,995              9,547
  12/31/1999             8,990                     10,401                 12,134             10,160
  01/31/2000             7,980                      9,902                 11,111              9,063
  02/29/2000             7,430                      9,184                 12,282              8,802
  03/31/2000             7,840                      9,917                 12,516              9,098
  04/30/2000             7,810                      9,752                 11,188              8,946
  05/31/2000             7,330                      9,580                 10,643              8,937
  06/30/2000             7,470                      9,523                 11,709              8,976
  07/31/2000             7,620                      9,597                 12,206              8,955
  08/31/2000             7,850                     10,252                 12,442              9,011
  09/30/2000             7,570                      9,748                 11,398              8,295
  10/31/2000             7,640                     10,047                 10,862              8,599
  11/30/2000             7,750                      9,561                 10,218              8,782
  12/31/2000             8,740                      9,911                 11,033              8,735
  01/31/2001             9,120                     10,012                 11,770              8,730
  02/28/2001             9,220                      9,673                 10,809              8,327
  03/31/2001             8,410                      9,113                  9,399              7,727
  04/30/2001             8,570                      9,912                  9,889              8,019
  05/31/2001             8,880                     10,100                  9,772              7,956
  06/30/2001             8,800                      9,727                  9,677              7,781
  07/31/2001             8,620                      9,756                  9,139              7,354
  08/31/2001             8,570                      9,250                  8,282              7,038
  09/30/2001             7,530                      8,232                  7,443              5,688
  10/31/2001             7,600                      8,454                  7,547              6,054
  11/30/2001             8,410                      9,203                  8,468              6,563
  12/31/2001             8,680                      9,438                  8,558              6,679
  01/31/2002             8,400                      9,287                  8,054              6,428
  02/28/2002             8,390                      9,482                  7,873              6,129
  03/31/2002             8,980                      9,770                  8,367              6,351
  04/30/2002             9,080                      9,350                  8,747              6,267
  05/31/2002             9,070                      9,356                  8,636              5,982
  06/30/2002             8,720                      8,724                  8,098              5,434
  07/31/2002             8,130                      8,256                  7,847              4,807
  08/31/2002             8,110                      8,207                  7,733              4,710
  09/30/2002             7,220                      7,201                  7,003              3,978
  10/31/2002             7,640                      7,982                  7,295              4,273
  11/30/2002             7,850                      8,481                  7,794              4,432
  12/31/2002             7,480                      7,964                  7,218              4,056


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -13.82%
          Since inception                    -7.98%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL LEADING BRANDS SECTOR FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Leading Brands Sector Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 16.8% decline in the Dow in 2002 is the worst drop since it lost 17.3% in 1977, according to MarketHistory.com. The following S&P group returns reflect how the stocks in Leading Brands fared in 2002: Consumer Staples (-4.1%) and Consumer Discretionary (-23.7%).

According to the Bank of Tokyo-Mitsubishi in New York, retail spending will increase 5.8% to $1 trillion, up from a 5.5% increase in 2002. Retailers, like most businesses, have been cutting costs aggressively. However, analysts believe there is little room left to boost profitability through cost cutting. According to Carl Steidtmann, chief economist at Deloitte Research, "businesses will have to focus on productivity, technology, and consolidation." Online commerce continues to grow, up 35% in 2002 to $70 billion. By the end of 2003, it is estimated by Forrester Research that 29 million broadband subscribers will utilize a high-speed connection to the Internet. That should help companies that do business online because consumers with broadband access spend 22% more than people who use a dial-up connection.

According to First Call, earnings growth for the S&P Consumer Staples sector is expected to increase 11% in 2003, up a little from the estimated 10% rise in 2002. Earnings growth for the S&P Consumer Discretionary sector is expected to increase 11% in 2003, down from the estimated 25% rise in 2002.

The top performing stocks in 2002 were the following: Columbia (+33.4%), Liz Claiborne (+20.1%), Avon Products (+17.7%), Kraft Foods (+16.1%), Proctor & Gamble (+11.5%), Dean Foods (+8.8%), Anheuser-Busch (+8.6%), Jones Apparel (+6.8%) and Clorox (+6.5%).

Stocks that declined significantly in 2002 were the following: AOL Time Warner (-59.2%), Hasbro (-28.2%), Pfizer (-22.2%), Kimberly-Clark (-19.0%) and
Harley-Davidson (-14.7%).

                 FIRST TRUST/JNL LEADING BRANDS SECTOR FUND

                                    [GRAPH]

                   First Trust/JNL Leading
  Date               Brands Sector Fund           Morgan Stanley Consumer Index
-------------------------------------------------------------------------------

07/02/1999                   10,000                            10,000
07/31/1999                    9,730                             9,657
08/31/1999                    9,640                             9,528
09/30/1999                    8,820                             8,885
10/31/1999                    9,540                             9,652
11/30/1999                    9,660                             9,716
12/31/1999                    9,550                             9,585
01/31/2000                    9,130                             9,243
02/29/2000                    8,390                             8,148
03/31/2000                    9,010                             8,864
04/30/2000                    8,790                             9,290
05/31/2000                    9,280                             9,646
06/30/2000                    9,460                             9,621
07/31/2000                    9,210                             9,338
08/31/2000                    8,940                             9,257
09/30/2000                    9,220                             9,510
10/31/2000                    9,940                            10,345
11/30/2000                   10,090                            10,520
12/31/2000                   10,310                            11,212
01/31/2001                    9,950                            10,783
02/28/2001                    9,670                            10,441
03/31/2001                    9,010                             9,922
04/30/2001                    9,090                            10,118
05/31/2001                    9,360                            10,403
06/30/2001                    9,180                             9,883
07/31/2001                    9,350                            10,077
08/31/2001                    9,170                            10,143
09/30/2001                    8,650                             9,754
10/31/2001                    8,770                             9,855
11/30/2001                    9,310                            10,203
12/31/2001                    9,420                            10,534
01/31/2002                    9,490                            10,596
02/28/2002                    9,710                            10,938
03/31/2002                    9,880                            11,135
04/30/2002                    9,890                            10,834
05/31/2002                    9,820                            10,892
06/30/2002                    9,250                            10,148
07/31/2002                    8,870                             9,408
08/31/2002                    9,080                             9,464
09/30/2002                    8,410                             8,833
10/31/2002                    9,000                             9,282
11/30/2002                    9,100                             9,563
12/31/2002                    8,860                             9,326

          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -5.94%
          Since inception                    -3.41%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE
[FIRST TRUST(R) LOGO]    SECTOR FUND
                         First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Pharmaceutical/Healthcare
Sector Fund is a high total return through a combination of capital appreciation and divided income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to MarketHistory.com. The following S&P group returns reflect how health care stocks fared in 2002: Health Care Equipment & Services (-12.7%), Pharmaceuticals (-19.9%) and Biotechnology (-20.4%).

The performance of the drug companies in 2002 was negatively impacted by a the lack of new blockbuster medications and the patent expirations of older ones. The absence of new drugs allowed the generic companies to capture more market share by beating the brands on price. With the Republicans now controlling Congress, the prevailing thought with respect to a Medicare drug benefit is that it could still pass in 2003, but it would probably not call for stern price controls. The FDA has a new commissioner following a two-year void. Dr. Mark B. McClellan has commented that one of his interests is in accelerating the approval times for new drugs, which could help bring new medications to market faster. According to First Call, earnings growth for the S&P Health Care sector is expected to increase 12% in 2003, up from the estimated 5% rise in 2002.

The top performing stocks in 2002 were the following: Zimmer Holdings (+36.0%), Bio-Rad Laboratories (+22.3%), WellPoint (+21.8%) and Express Scripts (+2.7%).

Stocks that declined significantly in 2002 were the following: Andrx Group (-79.2%), Millennium Pharmaceuticals (-67.6%), King Pharmaceuticals (-59.2%), IDEC Pharmaceuticals (-51.9%) and MedImmune (-41.4%).

            FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND

                                    [GRAPH]

                 First Trust/JNL Pharmaceutical/       Morgan Stanley Healthcare
  Date              Healthcare Sector Fund                  Product Index
--------------------------------------------------------------------------------

07/02/1999                   10,000                             10,000
07/31/1999                    9,500                              9,818
08/31/1999                    9,590                              9,975
09/30/1999                    9,080                              9,117
10/31/1999                    9,370                              9,477
11/30/1999                    9,880                              9,773
12/31/1999                    9,740                              9,729
01/31/2000                   10,320                             10,008
02/29/2000                   10,680                              9,944
03/31/2000                   10,610                             10,089
04/30/2000                   10,510                             10,463
05/31/2000                   10,560                             10,679
06/30/2000                   12,080                             11,491
07/31/2000                   11,930                             11,028
08/31/2000                   12,940                             11,734
09/30/2000                   13,480                             11,845
10/31/2000                   13,370                             11,939
11/30/2000                   13,430                             12,340
12/31/2000                   13,600                             12,719
01/31/2001                   12,710                             12,069
02/28/2001                   12,910                             12,344
03/31/2001                   11,750                             11,841
04/30/2001                   12,360                             12,028
05/31/2001                   12,760                             12,571
06/30/2001                   12,920                             12,297
07/31/2001                   13,050                             12,668
08/31/2001                   12,750                             12,570
09/30/2001                   12,580                             12,355
10/31/2001                   12,420                             12,774
11/30/2001                   12,710                             13,224
12/31/2001                   12,670                             13,333
01/31/2002                   11,940                             12,831
02/28/2002                   11,550                             12,877
03/31/2002                   11,700                             12,934
04/30/2002                   11,180                             11,921
05/31/2002                   10,670                             11,759
06/30/2002                    9,510                             10,737
07/31/2002                    9,370                             10,629
08/31/2002                    9,290                             10,586
09/30/2002                    8,860                             10,216
10/31/2002                    9,080                             10,985
11/30/2002                    8,970                             11,553
12/31/2002                    8,790                             11,324



          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -30.62%
          Since inception                    -3.62%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL TARGET 25 FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Target 25 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to MarketHistory.com. To illustrate just how merciless the equities markets were in 2002, consider that 7 of the 10 major S&P 500 sectors are estimated, according to First Call, to have generated positive earnings growth yet none posted positive returns.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFOs to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

There are some positives to grab onto as we head into 2003. First, the U.S. economy is growing, albeit modestly. Second, the S&P 500 Index is trading at a more digestible P/E multiple of 17.2 based on earnings projections for the next four quarters (Q4 '02-Q3 '03), according to First Call. And lastly, the combination of the Fed's monetary stimulus with the newly proposed government fiscal stimulus could give the economy the boost it needs in 2003.

The First Trust/JNL Target 25 Fund outperformed the S&P 500 Index in 2002. The best performers were Fortune Brands (19.9%), Sensient Technologies (10.6%), Sara Lee (4.2%), Ryder System (3.6%) and Briggs & Stratton (2.5%). The stocks that declined the most were: Polyone Corp. (-58.9%), May Department Stores (-35.9%), Pall Corp. (-29.1%), Trinity Industries (-29.1%), Supervalu (-23.5%) and Starwood Hotels (-17.7%).

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. The S&P 500 Barra Value Index was down 20.7% while the S&P 500 Barra Growth Index was down 23.5%.

                        FIRST TRUST/JNL TARGET 25 FUND

                                    [GRAPH]

  Date         First Trust/JNL Target 25 Fund      S&P Mid 400 Barra Value Index
--------------------------------------------------------------------------------

07/02/1999                  10,000                            10,000
07/31/1999                   9,430                             9,846
08/31/1999                   9,000                             9,473
09/30/1999                   8,520                             9,007
10/31/1999                   8,190                             9,186
11/30/1999                   8,120                             9,373
12/31/1999                   8,300                             9,663
01/31/2000                   7,530                             9,246
02/29/2000                   6,970                             8,907
03/31/2000                   7,800                            10,269
04/30/2000                   8,070                            10,175
05/31/2000                   7,870                            10,470
06/30/2000                   7,370                            10,001
07/31/2000                   7,320                            10,393
08/31/2000                   7,650                            11,136
09/30/2000                   7,010                            11,302
10/31/2000                   7,500                            11,194
11/30/2000                   7,170                            11,209
12/31/2000                   7,940                            12,356
01/31/2001                   8,150                            12,906
02/28/2001                   8,390                            12,479
03/31/2001                   7,980                            11,914
04/30/2001                   8,620                            12,992
05/31/2001                   9,010                            13,266
06/30/2001                   8,820                            13,287
07/31/2001                   8,940                            13,289
08/31/2001                   9,200                            13,019
09/30/2001                   7,880                            11,560
10/31/2001                   8,090                            11,741
11/30/2001                   8,820                            12,455
12/31/2001                   9,070                            13,306
01/31/2002                   9,110                            13,236
02/28/2002                   9,440                            13,550
03/31/2002                   9,950                            14,553
04/30/2002                  10,040                            14,771
05/31/2002                   9,990                            14,515
06/30/2002                   9,440                            13,699
07/31/2002                   8,540                            12,278
08/31/2002                   8,600                            12,386
09/30/2002                   7,710                            11,166
10/31/2002                   7,830                            11,621
11/30/2002                   8,350                            12,367
12/31/2002                   8,010                            11,898



          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -11.69%
          Since inception                    -6.15%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL TARGET SMALL-CAP FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Target Small-Cap Fund is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to MarketHistory.com. To illustrate just how merciless the equities markets were in 2002, consider that 7 of the 10 major S&P 500 sectors are estimated, according to First Call, to have generated positive earnings growth yet none posted positive returns.
With respect to small-cap stocks, it didn't matter if you owned value or growth in 2002 -- they were both down roughly 15%. However, since the peak in the stock market in March 2000, small-cap value stocks have managed to post a positive cumulative return of 13.7% (S&P 600 Barra Value Index) through the end of 2002. This is no small feat considering that the only other area that generated a positive return was the mid-cap value category, up 15.9% (S&P Mid 400 Barra Value Index). The small-cap growth category was down 22.3% over the same period, which more than offset the gains from the value category.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFOs to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

The First Trust/JNL Target Small-Cap Fund outperformed the Russell 2000 Index, a small-cap benchmark, in 2002. The top performers were the following: P.F. Changs (+53.5%), Fossil Inc. (+45.3%), Take Two Interactive (+45.3%), Gentiva Health (+36.0), Mentor Corp. (+35.2%) and Accredo Health (+33.2%). The stocks that declined the most were: Nanometrics (-78.4%), First Horizon (-74.6%), InFocus Corp. (-72.0%), Insight Enterprise (-66.2%), JDA Software (-56.8%) and Catapult Communications (-54.1%).

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. The S&P 600 Barra Value Index was down 14.5% while the S&P 600 Barra Growth Index was down 15.4%.

       FIRST TRUST/JNL TARGET SMALL-CAP FUND

                      [GRAPH]

                First Trust/JNL Target         Russell
   Date           Small-Cap Fund             2000 Index
--------------------------------------------------------

07/02/1999             10,000                   10,000
07/31/1999              9,780                    9,749
08/31/1999              9,310                    9,390
09/30/1999              9,560                    9,390
10/31/1999              9,650                    9,430
11/30/1999             10,770                   10,004
12/31/1999             12,380                   11,137
01/31/2000             11,560                   10,956
02/29/2000             15,210                   12,767
03/31/2000             14,830                   11,927
04/30/2000             13,050                   11,209
05/31/2000             12,130                   10,554
06/30/2000             13,760                   11,477
07/31/2000             13,050                   11,118
08/31/2000             14,940                   11,962
09/30/2000             14,470                   11,607
10/31/2000             14,330                   11,090
11/30/2000             14,240                    9,951
12/31/2000             15,130                   10,812
01/31/2001             15,320                   11,375
02/28/2001             14,900                   10,629
03/31/2001             13,710                   10,109
04/30/2001             14,940                   10,899
05/31/2001             15,100                   11,167
06/30/2001             15,520                   11,548
07/31/2001             14,070                   10,938
08/31/2001             13,360                   10,585
09/30/2001             11,810                    9,159
10/31/2001             12,710                    9,696
11/30/2001             13,620                   10,447
12/31/2001             14,540                   11,145
01/31/2002             14,700                   10,978
02/28/2002             14,400                   10,677
03/31/2002             15,530                   11,536
04/30/2002             15,760                   11,641
05/31/2002             15,130                   11,125
06/30/2002             14,420                   10,572
07/31/2002             11,930                    8,975
08/31/2002             11,780                    8,952
09/30/2002             11,310                    8,309
10/31/2002             11,520                    8,575
11/30/2002             12,470                    9,340
12/31/2002             11,970                    8,821



          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -17.68%
          Since inception                     5.28%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL TECHNOLOGY SECTOR FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Technology Sector Fund is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to MarketHistory.com. And for the third consecutive year, investors had nowhere to turn in the technology sector for gains. The following S&P group returns reflect how technology stocks fared in 2002: Software (-27.2%), Computers & Peripherals (-31.0%), Communications-Equipment (-42.6%) and Semiconductors (-49.3%).

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

The technology sector has yet to rebound from the lull in business spending following the Y2K boom back in the late nineties. Hardware sales, having declined 8.5% in 2002, are expected to rise 3.7% to $348.8 billion in 2003, according to IDC Corp. Laptop computers could get a boost from the build out of wireless networks. Worldwide sales of laptops are expected to rise by 8.8% to $57.3 billion next year. The Semiconductor Industry Association predicts that semiconductor sales will jump 19% to $169 billion, a nice rebound off a disappointing 2002. IDC Corp. estimates that worldwide packaged software sales will increase 6.3% to $194 billion. According to First Call, earnings growth for the S&P Information Technology sector is expected to jump 37% in 2003, much better than the estimated 2% rise in 2002.

The top performing stocks in 2002 were the following: Symantec Corp. (+22.1%) and Lexmark International (+2.5%). Stocks that declined significantly in 2002 were the following: Check Point (-67.5%), Flextronics (-65.9%), Veritas Software (-65.2%), Celestica Inc. (-65.1%) and EMC Corp. (-54.3%).

              FIRST TRUST/JNL TECHNOLOGY SECTOR FUND

                              [GRAPH]

                First Trust/JNL Technology           Morgan Stanley
Date                 Sector Fund                     High Tech Index
-----------------------------------------------------------------------

07/02/1999                10,000                         10,000
07/31/1999                 9,840                          9,571
08/31/1999                10,410                         10,108
09/30/1999                10,720                         10,425
10/31/1999                11,680                         11,091
11/30/1999                13,030                         12,997
12/31/1999                15,390                         15,591
01/31/2000                14,340                         14,905
02/29/2000                18,660                         17,569
03/31/2000                19,370                         17,991
04/30/2000                18,670                         16,577
05/31/2000                16,770                         15,370
06/30/2000                19,100                         17,216
07/31/2000                17,820                         16,691
08/31/2000                20,460                         18,927
09/30/2000                18,120                         16,124
10/31/2000                16,670                         15,732
11/30/2000                12,240                         12,017
12/31/2000                12,180                         11,331
01/31/2001                13,330                         13,350
02/28/2001                 8,870                         10,071
03/31/2001                 7,530                          8,895
04/30/2001                 9,080                         10,308
05/31/2001                 8,640                          9,662
06/30/2001                 8,110                          9,836
07/31/2001                 7,350                          9,254
08/31/2001                 6,070                          8,137
09/30/2001                 4,680                          6,349
10/31/2001                 5,740                          7,501
11/30/2001                 6,830                          8,727
12/31/2001                 6,720                          8,725
01/31/2002                 7,000                          8,554
02/28/2002                 6,020                          7,195
03/31/2002                 6,660                          7,735
04/30/2002                 5,670                          6,789
05/31/2002                 5,330                          6,568
06/30/2002                 4,570                          5,653
07/31/2002                 4,130                          5,104
08/31/2002                 4,000                          4,990
09/30/2002                 3,500                          4,063
10/31/2002                 4,180                          4,956
11/30/2002                 4,840                          5,824
12/31/2002                 4,220                          4,903



          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -37.20%
          Since inception                   -21.88%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL THE DOW(SM) TARGET 10 FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL The Dow Target 10 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 16.8% decline in the Dow in 2002 is the worst drop since it lost 17.3% in 1977, according to MarketHistory.com. Lower stock valuations notwithstanding, the Dow Target 10 Strategy has outperformed the DJIA in each of the past three calendar years.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

Looking ahead to next year, investors' in the Dow Target 10 Strategy could be a beneficiary of President Bush's 2003 fiscal stimulus proposal, which is expected to call for the elimination of the taxes levied on stock dividends paid by corporations. Currently, companies pay dividends with after-tax profits and investors, in turn, pay tax on the income they receive from companies. So dividends are taxed twice. If approved by Congress, investors who own stocks that pay dividends, particularly high-yielding stocks like those in the Dow Target 10 Strategy, will get to keep more of what they earn. We believe that this change in the tax code could help draw investor capital to dividend paying stocks, thus increasing the potential for capital appreciation.

The First Trust/JNL The Dow Target 10 Fund outperformed the DJIA in 2002. Eastman Kodak and Du Pont (E.I.) appreciated 25.5% and 3.0%, respectively. The stocks that declined the most were the following: JPMorgan Chase (-30.7%), SBC Communications (-28.3%), General Motors (-20.8%) and International Paper (-11.1%).

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. The S&P 500 Barra Value Index was down 20.7% while the S&P 500 Barra Growth Index was down 23.5%.

                     FIRST TRUST/JNL THE DOW TARGET 10 FUND

                           [GRAPH]

                    First Trust/JNL The              Dow Jones
      Date          Dow Target 10 Fund          Industrial Average
--------------------------------------------------------------------

07/02/1999                10,000                         10,000
07/31/1999                 9,420                          9,571
08/31/1999                 9,600                          9,750
09/30/1999                 9,160                          9,318
10/31/1999                 9,020                          9,678
11/30/1999                 8,720                          9,830
12/31/1999                 8,730                         10,401
01/31/2000                 8,410                          9,902
02/29/2000                 7,700                          9,184
03/31/2000                 8,280                          9,917
04/30/2000                 8,360                          9,752
05/31/2000                 8,290                          9,580
06/30/2000                 7,590                          9,523
07/31/2000                 7,820                          9,597
08/31/2000                 8,590                         10,252
09/30/2000                 8,010                          9,748
10/31/2000                 8,510                         10,047
11/30/2000                 8,170                          9,561
12/31/2000                 9,180                          9,911
01/31/2001                 9,010                         10,012
02/28/2001                 9,040                          9,673
03/31/2001                 8,630                          9,113
04/30/2001                 9,200                          9,912
05/31/2001                 9,560                         10,100
06/30/2001                 9,450                          9,727
07/31/2001                 9,500                          9,756
08/31/2001                 9,150                          9,250
09/30/2001                 8,440                          8,232
10/31/2001                 8,180                          8,454
11/30/2001                 8,780                          9,203
12/31/2001                 8,920                          9,438
01/31/2002                 8,960                          9,287
02/28/2002                 9,320                          9,482
03/31/2002                 9,620                          9,770
04/30/2002                 9,340                          9,350
05/31/2002                 9,600                          9,356
06/30/2002                 8,770                          8,724
07/31/2002                 8,140                          8,256
08/31/2002                 8,110                          8,207
09/30/2002                 6,890                          7,201
10/31/2002                 7,590                          7,982
11/30/2002                 8,400                          8,481
12/31/2002                 8,040                          7,964



          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -9.87%
          Since inception                    -6.05%
          (Inception date July 2, 1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL THE DOW(SM) TARGET 5 FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL The Dow Target 5 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 16.8% decline in the Dow in 2002 is the worst drop since it lost 17.3% in 1977, according to MarketHistory.com. Lower stock valuations notwithstanding, the Dow Target 5 Strategy has outperformed the DJIA in each of the past three calendar years.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

Looking ahead to next year, investors' in the Dow Target 5 Strategy could be a beneficiary of President Bush's 2003 fiscal stimulus proposal, which is expected to call for the elimination of the taxes levied on stock dividends paid by corporations. Currently, companies pay dividends with after-tax profits and investors, in turn, pay tax on the income they receive from companies. So dividends are taxed twice. If approved by Congress, investors who own stocks that pay dividends, particularly high-yielding stocks like those in the Dow Target 5 Strategy, will get to keep more of what they earn. We believe that this change in the tax code could help draw investor capital to dividend paying stocks, thus increasing the potential for capital appreciation.

The First Trust/JNL The Dow Target 5 Fund outperformed the DJIA in 2002. Eastman Kodak appreciated by 25.5%. decliners were JPMorgan Chase 30.7%, SBC Communications 28.3%, International Paper 11.1% and Exxon Mobil 8.9%.

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. The S&P 500 Barra Value Index was down 20.7% while the S&P 500 Barra Growth Index was down 23.5%.

          FIRST TRUST/JNL THE DOW(SM) TARGET 5 FUND

                            [GRAPH]

                   First Trust/JNL The            Dow Jones
      Date          Dow Target 5 Fund          Industrial Average
----------------------------------------------------------------

07/02/1999                 10,000                   10,000
07/31/1999                  9,340                    9,571
08/31/1999                  9,320                    9,750
09/30/1999                  8,720                    9,318
10/31/1999                  8,420                    9,678
11/30/1999                  7,870                    9,830
12/31/1999                  7,790                   10,401
01/31/2000                  7,420                    9,902
02/29/2000                  6,750                    9,184
03/31/2000                  7,290                    9,917
04/30/2000                  7,650                    9,752
05/31/2000                  7,090                    9,580
06/30/2000                  6,300                    9,523
07/31/2000                  6,450                    9,597
08/31/2000                  6,680                   10,252
09/30/2000                  6,280                    9,748
10/31/2000                  6,870                   10,047
11/30/2000                  6,780                    9,561
12/31/2000                  7,760                    9,911
01/31/2001                  7,770                   10,012
02/28/2001                  7,850                    9,673
03/31/2001                  7,570                    9,113
04/30/2001                  8,020                    9,912
05/31/2001                  8,390                   10,100
06/30/2001                  8,020                    9,727
07/31/2001                  8,250                    9,756
08/31/2001                  8,050                    9,250
09/30/2001                  7,460                    8,232
10/31/2001                  6,870                    8,454
11/30/2001                  7,320                    9,203
12/31/2001                  7,500                    9,438
01/31/2002                  7,320                    9,287
02/28/2002                  7,460                    9,482
03/31/2002                  7,760                    9,770
04/30/2002                  7,360                    9,350
05/31/2002                  7,690                    9,356
06/30/2002                  7,300                    8,724
07/31/2002                  6,610                    8,256
08/31/2002                  6,430                    8,207
09/30/2002                  5,470                    7,201
10/31/2002                  6,240                    7,982
11/30/2002                  6,960                    8,481
12/31/2002                  6,600                    7,964

          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -12.00%
          Since inception                   -11.21%
          (Inception date July 2, 1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                         JNL VARIABLE FUND LLC
                         FIRST TRUST/JNL THE S&P(R) TARGET 10 FUND
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL The S&P Target 10 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to MarketHistory.com. To illustrate just how merciless the equities markets were in 2002, consider that 7 of the 10 major S&P 500 sectors are estimated, according to First Call, to have generated positive earnings growth yet none posted positive returns.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

There are some positives to grab onto as we head into 2003. First, the U.S. economy is growing, albeit modestly. Second, the S&P 500 Index is trading at a more digestible P/E multiple of 17.2 based on earnings projections for the next four quarters (Q4 '02-Q3 '03), according to First Call. And lastly, the combination of the Fed's monetary stimulus with the newly proposed government fiscal stimulus could give the economy the boost it needs in 2003.

The First Trust/JNL The S&P Target 10 Fund outperformed the S&P 500 Index in 2002. The top performers were Bank of America and Praxair appreciating 14.5% and 6.0%, respectively. The following stocks declined the most: Tenet Healthcare (-58.1%), Best Buy (-51.4%), Sears (-48.6%), Lowe's Cos. (-19.0%) and Air
Products (-7.2%).

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. The S&P 500 Barra Value Index was down 20.7% while the S&P 500 Barra Growth Index was down 23.5%.

                     FIRST TRUST/JNL THE S&P TARGET 10 FUND

                         [GRAPH]

                  First Trust/JNL The S&P
      Date            Target 10 Fund             S&P 500 Index
--------------------------------------------------------------

07/02/1999                 10,000                   10,000
07/31/1999                  9,610                    9,558
08/31/1999                  9,540                    9,511
09/30/1999                  9,250                    9,250
10/31/1999                  9,780                    9,836
11/30/1999                 10,520                   10,036
12/31/1999                 11,060                   10,627
01/31/2000                 10,580                   10,093
02/29/2000                 10,660                    9,902
03/31/2000                 11,650                   10,871
04/30/2000                 11,490                   10,543
05/31/2000                 10,080                   10,327
06/30/2000                  9,910                   10,582
07/31/2000                 10,430                   10,416
08/31/2000                 11,870                   11,063
09/30/2000                 11,710                   10,479
10/31/2000                 12,340                   10,435
11/30/2000                 11,070                    9,612
12/31/2000                 11,970                    9,659
01/31/2001                 11,290                   10,002
02/28/2001                 11,350                    9,090
03/31/2001                 11,110                    8,514
04/30/2001                 11,780                    9,176
05/31/2001                 11,360                    9,237
06/30/2001                 11,070                    9,012
07/31/2001                 11,140                    8,924
08/31/2001                 10,570                    8,365
09/30/2001                 10,070                    7,690
10/31/2001                  9,760                    7,836
11/30/2001                  9,620                    8,437
12/31/2001                  9,410                    8,578
01/31/2002                  9,560                    8,392
02/28/2002                  9,470                    8,230
03/31/2002                  9,990                    8,540
04/30/2002                 10,090                    8,022
05/31/2002                 10,390                    7,963
06/30/2002                  9,820                    7,396
07/31/2002                  8,820                    6,819
08/31/2002                  8,800                    6,864
09/30/2002                  8,250                    6,118
10/31/2002                  8,040                    6,656
11/30/2002                  8,200                    7,048
12/31/2002                  7,710                    6,630


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -18.07%
          Since inception                    -7.17%
          (Inception date July 2, 1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2002

                                                                Shares     Value
                                                                ------     -----
First Trust/JNL Communications Sector Fund

Common Stocks - 99.8%
Media - 9.2%
   AOL Time Warner Inc. (b)                                       20         258
   Comcast Corp. - Special Class A (b)                            14         306
                                                                          ------
                                                                             564

Telecommunications - 45.0%
   Alltel Corp.                                                    7         364
   BellSouth Corp.                                                11         276
   CenturyTel Inc.                                                11         337
   Cia de Telecomunicaciones de Chile SA - ADR                    28         273
   SBC Communications Inc.                                        10         279
   Telefonica SA - ADR (b)                                        11         304
   Telefonos de Mexico SA de CV - ADR                             10         332
   Telephone & Data Systems Inc.                                   5         239
   Verizon Communications Inc.                                     9         345
                                                                          ------
                                                                           2,749

Telecommunications Equipment - 23.9%
   Cisco Systems Inc. (b)                                         23         305
   Nokia Corp. - ADR                                              20         310
   Scientific-Atlanta Inc.                                        21         253
   Tellabs Inc. (b)                                               44         321
   Utstarcom Inc. (b)                                             14         270
                                                                          ------
                                                                           1,459

Wireless Telecommunications - 21.7%
   AT&T Wireless Services Inc. (b)                                52         293
   NTT DoCoMo Inc. - ADR                                          16         296
   Qualcomm Inc. (b)                                              10         364
   Vodafone Group Plc - ADR                                       21         375
                                                                          ------
                                                                           1,328
                                                                          ------

   Total Common Stocks (cost $10,225)                                      6,100
                                                                          ------
Short Term Investments - 0.2%
Money Market Funds - 0.2%
   Dreyfus Cash Management Plus, 1.36% (a)                        11          11
                                                                          ------

   Total Short Term Investments (cost $11)                                    11
                                                                          ------

Total Investments - 100% (cost $10,236)                                    6,111
                                                                          ------
                                                                          ------
First Trust/JNL Energy Sector Fund

Common Stocks - 99.9%
Mining - 4.4%
   Peabody Energy Corp.                                           11         326

Oil & Gas Producers - 83.6%
   Anadarko Petroleum Corp.                                        6         271
   Apache Corp.                                                    5         309
   Canadian Natural Resources Ltd.                                11         321
   ChevronTexaco Corp.                                             4         243
   ConocoPhillips                                                  5         262
   Devon Energy Corp.                                              7         312
   EnCana Corp.                                                    9         289
   ENI SpA - ADR                                                   4         330
   Exxon Mobil Corp.                                               8         270
   GlobalSantaFe Corp.                                            11         272
   Marathon Oil Corp.                                             11         236
   Nabors Industries Ltd. (b)                                      8         297
   Newfield Exploration Co. (b)                                    8         293
   Noble Corp. (b)                                                 8         287
   Petro-Canada                                                   11         339
   Precision Drilling Corp. (b)                                   10         322
   Royal Dutch Petroleum Co. - NYS                                 7         291
   Stone Energy Corp. (b)                                          8         274
   Total Fina Elf SA - ADR                                         4         305
   Valero Energy Corp.                                             9         315
   XTO Energy Inc.                                                15         360
                                                                          ------
                                                                           6,198

Oil & Gas Services - 11.9%
   BJ Services Co. (b)                                             9         305
   Tidewater Inc.                                                  9         284
   Weatherford International Ltd. (b)                              7         291
                                                                          ------
                                                                             880
                                                                          ------

   Total Common Stocks (cost $7,511)                                       7,404
                                                                          ------

Short Term Investments - 0.1%
Money Market Funds - 0.1%
   Dreyfus Cash Management Plus, 1.36% (a)                         4           4
                                                                          ------

   Total Short Term Investments (cost $4)                                      4
                                                                          ------

Total Investments - 100% (cost $7,515)                                     7,408
                                                                          ------
                                                                          ------
First Trust/JNL Financial Sector Fund

Common Stocks - 99.7%
Banks - 26.8%
   Bank of America Corp.                                          8          550
   Bank of New York Co. Inc.                                     15          370
   Charter One Financial Inc.                                    19          547
   Comerica Inc.                                                  9          393
   Commerce Bancshares Inc.                                      14          541
   FleetBoston Financial Corp.                                   16          396
   SunTrust Banks Inc.                                            8          469
   Wells Fargo & Co.                                             11          538
                                                                          ------
                                                                           3,804

Diversified Financial Services - 43.7%
   Capital One Financial Corp.                                   11          313
   Citigroup Inc.                                                13          461
   Eaton Vance Corp.                                             17          469
   Fannie Mae                                                     7          463
   Freddie Mac                                                    8          499
   Goldman Sachs Group Inc.                                       7          451
   Household International Inc.                                  11          306
   Investment Technology Group Inc. (b)                          15          333
   Legg Mason Inc.                                               11          527
   Lehman Brothers Holdings Inc.                                  9          478
   MBNA Corp.                                                    25          482
   Merrill Lynch & Co. Inc.                                      12          454
   Morgan Stanley                                                11          438
   Raymond James Financial Inc.                                  17          514
                                                                          ------
                                                                           6,188

Insurance - 25.4%
   AFLAC Inc.                                                    20          588
   Allstate Corp.                                                15          538
   AMBAC Financial Group Inc.                                     9          486
   American International Group Inc.                              8          448
   MetLife Inc.                                                  19          514
   Principal Financial Group                                     19          581
   Radian Group Inc.                                             12          449
                                                                          ------
                                                                           3,604

Savings & Loans - 3.8%
   Washington Mutual Inc.                                        16          538

Total Common Stocks (cost $16,188)                                        14,134
                                                                          ------

Short Term Investments - 0.3%
Money Market Funds - 0.3%
   Dreyfus Cash Management Plus, 1.36% (a)                       43           43
                                                                          ------

   Total Short Term Investments (cost $43)                                    43
                                                                          ------

Total Investments - 100% (cost $16,231)                                   14,177
                                                                          ------
                                                                          ------
First Trust/JNL Global Target 15 Fund

Common Stocks - 96.7%
Airlines - 8.5%
   Cathay Pacific Airways Ltd.                                 1,885       2,575

Auto Parts & Equipment - 6.0%
   GKN Plc                                                       568       1,836

Diversified Financial Services - 5.2%
   JPMorgan Chase & Co.                                           66       1,578

Engineering & Construction - 8.6%
   Cheung Kong Infrastructure Holdings Ltd.                    1,521       2,603

Entertainment - 3.1%
   EMI Group Plc                                                 425         951

Food - 7.4%
   Tate & Lyle Plc                                               443       2,246

Forest Products & Paper - 6.8%
   International Paper Co.                                        59       2,067

Manufacturing - 12.6%
   Eastman Kodak Co.                                              79       2,764
   Invensys Plc                                                1,258       1,069
                                                                          ------
                                                                           3,833

Oil & Gas Producers - 7.0%
   Exxon Mobil Corp.                                              61       2,115

Real Estate - 20.4%
   Hang Lung Group Ltd.                                        2,702       2,217
   Hang Lung Properties Ltd.                                   2,305       2,231
   Hysan Development Co. Ltd.                                  2,332       1,734
                                                                          ------
                                                                           6,182

Telecommunications - 5.4%
   SBC Communications Inc.                                        61       1,649

Transportation - 5.7%
   Peninsular and Oriental Steam Navigation Co.                  648       1,717
                                                                          ------

   Total Common Stocks (cost $33,049)                                     29,352
                                                                          ------

Short Term Investments - 3.3%
Money Market Funds - 3.3%
   Dreyfus Cash Management Plus, 1.36% (a)                     1,007       1,007
                                                                          ------
   Total Short Term Investments (cost $1,007)                              1,007
                                                                          ------

Total Investments - 100% (cost $34,056)                                   30,359
                                                                          ------
                                                                          ------

First Trust/JNL Leading Brands Sector Fund

Common Stocks - 99.8%
Apparel - 13.8%
   Columbia Sportswear Co. (b)                                    11         480
   Jones Apparel Group Inc. (b)                                   11         394
   Liz Claiborne Inc.                                             15         431
                                                                          ------
                                                                           1,305

Beverages - 7.9%
   Anheuser-Busch Cos. Inc.                                        8         396
   PepsiCo Inc.                                                    8         350
                                                                          ------
                                                                             746

Cosmetics & Personal Care - 16.3%
   Avon Products Inc.                                              8         427
   Colgate-Palmolive Co.                                           7         370
   Kimberly-Clark Corp.                                            7         343
   Procter & Gamble Co.                                            5         399
                                                                          ------
                                                                           1,539

Food - 16.4%
   Dean Foods Co. (b)                                             11         408
   Del Monte Foods Co. (b)                                         -           -
   H.J. Heinz Co.                                                 10         344
   Hershey Foods Corp.                                             6         388
   Kraft Foods Inc.                                               11         412
                                                                          ------
                                                                           1,552

Healthcare - 3.8%
   Johnson & Johnson                                               7         358

Household Products - 3.9%
   Clorox Co.                                                      9         365

Leisure Time - 10.9%
   Carnival Corp.                                                 14         342
   Harley-Davidson Inc.                                            8         351
   Polaris Industries Inc.                                         6         341
                                                                          ------
                                                                           1,034

Media - 3.1%
   AOL Time Warner Inc. (b)                                       22         291


Pharmaceuticals - 8.0%
   Merck & Co. Inc.                                                7         412
   Pfizer Inc.                                                    11         347
                                                                          ------
                                                                             759

Retail - 8.0%
   Outback Steakhouse Inc.                                        12         407
   Wendy's International Inc.                                     13         352
                                                                          ------
                                                                             759

Tobacco - 3.9%
   Philip Morris Cos. Inc.                                         9         370

Toys & Hobbies - 3.8%
   Hasbro Inc.                                                    31         360
                                                                          ------

   Total Common Stocks (cost $9,296)                                       9,438
                                                                          ------

Short Term Investments - 0.2%
Money Market Funds - 0.2%
   Dreyfus Cash Management Plus, 1.36% (a)                        21          21
                                                                          ------

   Total Short Term Investments (cost $21)                                    21
                                                                          ------

Total Investments - 100% (cost $9,317)                                     9,459
                                                                          ------
                                                                          ------

First Trust/JNL Pharmaceutical/Healthcare Sector Fund

Common Stocks - 99.9%
Biotechnology - 17.2%
   Amgen Inc. (b)                                                16          773
   Bio-Rad Laboratories Inc. - Class A (b)                       16          610
   Genentech Inc. (b)                                            20          679
   IDEC Pharmaceuticals Corp. (b)                                17          569
   Millennium Pharmaceuticals Inc. (b)                           65          518
                                                                          ------
                                                                           3,149

Healthcare - 31.8%
   Guidant Corp. (b)                                             23          694
   Health Management Associates Inc.                             46          823
   Johnson & Johnson                                             15          826
   Medtronic Inc.                                                20          912
   Quest Diagnostics Inc. (b)                                    10          569
   WellPoint Health Networks Inc. (b)                            13          949
   Zimmer Holdings Inc. (b)                                      25        1,048
                                                                          ------
                                                                           5,821

Pharmaceuticals - 50.9%
   Abbott Laboratories                                           18          705
   AmerisourceBergen Corp.                                       13          722
   Andrx Corp. (b)                                               23          337
   Barr Laboratories Inc. (b)                                    14          906
   Cardinal Health Inc.                                          14          839
   Eli Lilly & Co.                                               12          775
   Express Scripts Inc. - Class A (b)                            19          897
   King Pharmaceuticals Inc. (b)                                 32          551
   Medimmune Inc. (b)                                            25          672
   Merck & Co. Inc.                                              16          882
   Pfizer Inc.                                                   25          765
   Schering-Plough Corp.                                         29          646
   Wyeth                                                         16          609
                                                                          ------
                                                                           9,306
                                                                          ------

   Total Common Stocks (cost $22,322)                                     18,276
                                                                          ------

Short Term Investments - 0.1%
Money Market Funds - 0.1%
   Dreyfus Cash Management Plus, 1.36% (a)                       13           13
                                                                          ------

   Total Short Term Investments (cost $13)                                    13
                                                                          ------

Total Investments - 100% (cost $22,335)                                   18,289
                                                                          ------
                                                                          ------

First Trust/JNL Target 25 Fund

Common Stocks - 98.4%
Aerospace & Defense - 4.4%
   Raytheon Co.                                                  53        1,633

Apparel - 4.3%
   V.F. Corp.                                                    44        1,588

Auto Parts & Equipment - 4.3%
   Cooper Tire & Rubber Co.                                     105        1,605

Chemicals - 5.6%
   Lubrizol Corp.                                                48        1,465
   PolyOne Corp.                                                162          634
                                                                          ------
                                                                           2,099

Commercial Services - 3.7%
   ServiceMaster Co.                                            122        1,357

Electrical Components & Equipment - 4.0%
   Emerson Electric Co.                                          30        1,502

Food - 12.8%
   Sara Lee Corp.                                                76        1,714
   Sensient Technologies Corp.                                   80        1,805
   Supervalu Inc.                                                76        1,259
                                                                          ------
                                                                           4,778

Forest Products & Paper - 4.1%
   Rayonier Inc.                                                 34        1,523

Hand & Machine Tools - 8.1%
   Baldor Electric Co.                                           82        1,617
   Snap-On Inc.                                                  50        1,407
                                                                          ------
                                                                           3,024

Healthcare - 4.3%
   Bausch & Lomb Inc.                                            45        1,617

Household Products - 5.3%
   Fortune Brands Inc.                                           42        1,968

Lodging - 3.6%
   Starwood Hotels & Resorts Worldwide Inc.                      57        1,348

Machinery - 4.5%
   Briggs & Stratton Corp.                                       39        1,670

Manufacturing - 10.4%
   Harsco Corp.                                                  49        1,560
   Pall Corp.                                                    70        1,168
   Trinity Industries Inc.                                       61        1,154
                                                                          ------
                                                                           3,882
Oil & Gas Producers - 7.6%
   ConocoPhillips                                                28        1,359
   Sunoco Inc.                                                   45        1,496
                                                                          ------
                                                                           2,855

Retail - 6.8%
   Longs Drug Stores Corp.                                       73        1,509
   May Department Stores Co.                                     46        1,046
                                                                          ------
                                                                           2,555

Transportation - 4.6%
   Ryder System Inc.                                             77        1,728
                                                                          ------

   Total Common Stocks (cost $39,814)                                     36,732
                                                                          ------

Short Term Investments - 1.6%
Money Market Funds - 1.6%
   Dreyfus Cash Management Plus, 1.36% (a)                      614          614
                                                                          ------

   Total Short Term Investments (cost $614)                                  614
                                                                          ------

Total Investments - 100% (cost $40,428)                                   37,346
                                                                          ------
                                                                          ------

First Trust/JNL Target Small-Cap Fund

Common Stocks - 98.7%
Aerospace & Defense - 1.7%
   Armor Holdings Inc. (b)                                        48         665

Banks - 2.9%
   Republic Bancorp. Inc.                                         96       1,130

Biotechnology - 1.1%
   Serologicals Corp. (b)                                         39         425

Building Materials - 5.8%
   ELKCORP                                                        30         516
   Florida Rock Industries Inc.                                   46       1,745
                                                                          ------
                                                                           2,261
Commercial Services - 4.7%
   ITT Educational Services Inc. (b)                              76       1,799

Computers - 1.6%
   Catapult Communications Corp. (b)                              21         248
   InFocus Corp. (b)                                              62         381
                                                                          ------
                                                                             629

Electrical Components & Equipment - 1.2%
   Intermagnetics General Corp. (b)                               24         474

Electronics - 2.8%
   BEI Technologies Inc.                                          24         266
   FEI Co. (b)                                                    52         796
                                                                          ------
                                                                           1,062

Entertainment - 3.7%
   Argosy Gaming Co. (b)                                          46         874
   Shuffle Master Inc. (b)                                        29         563
                                                                          ------
                                                                           1,437

Food - 4.6%
   American Italian Pasta Co. (b)                                 28       1,000
   United Natural Foods Inc. (b)                                  31         782
                                                                          ------
                                                                           1,782

Healthcare - 13.1%
   American Medical Systems Holdings Inc. (b)                     51         820
   CONMED Corp. (b)                                               40         780
   Dianon Systems Inc. (b)                                        18         842
   Gentiva Health Services Inc. (b)                               40         356
   ICU Medical Inc. (b)                                           21         775
   Mentor Corp.                                                   38       1,453
                                                                          ------
                                                                           5,026

Household Products - 3.9%
   Fossil Inc. (b)                                                73       1,486

Insurance - 3.2%
   Ohio Casualty Corp. (b)                                        96       1,240

Oil & Gas Producers - 1.5%
   Remington Oil & Gas Corp. (b)                                  35         575

Pharmaceuticals - 2.4%
   Accredo Health Inc. (b)                                        18         618
   First Horizon Pharmaceutical Corp. (b)                         40         301
                                                                          ------
                                                                             919

Real Estate - 3.6%
   LNR Property Corp.                                             39       1,378

Retail - 8.6%
   Insight Enterprises Inc. (b)                                   68         562
   PF Chang's China Bistro Inc. (b)                               39       1,412
   Sonic Corp. (b)                                                65       1,335
                                                                          ------
                                                                           3,309

Savings & Loans - 5.3%
   Staten Island Bancorp. Inc.                                   102       2,046

Semiconductors - 5.8%
   Entegris Inc. (b)                                             111       1,145
   MKS Instruments Inc. (b)                                       59         967
   Nanometrics Inc. (b)                                           24         102
                                                                          ------
                                                                           2,214

Software - 9.1%
   Ascential Software Corp. (b)                                  416         998
   eFunds Corp. (b)                                               83         758
   JDA Software Group Inc. (b)                                    42         407
   Take-Two Interactive Software Inc. (b)                         56       1,322
                                                                          ------
                                                                           3,485

Transportation - 12.1%
   Heartland Express Inc. (b)                                     79       1,813
   J.B. Hunt Transport Services Inc. (b)                          58       1,706
   Roadway Corp.                                                  31       1,133
                                                                          ------
                                                                           4,652
                                                                          ------

   Total Common Stocks (cost $41,798)                                     37,994
                                                                          ------

Short Term Investments - 1.3%
Money Market Funds - 1.3%
   Dreyfus Cash Management Plus, 1.36% (a)                       501         501
                                                                          ------

   Total Short Term Investments (cost $501)                                  501
                                                                          ------

   Total Investments - 100% (cost $42,299)                                38,495
                                                                          ------
                                                                          ------
First Trust/JNL Technology Sector Fund

Common Stocks - 100.0%
Computers - 29.3%
   Affiliated Computer Services Inc. - Class A (b)                 14        718
   Dell Computer Corp. (b)                                         34        915
   EMC Corp. (b)                                                   71        433
   Lexmark International Inc. (b)                                  13        800
   Sungard Data Systems Inc. (b)                                   28        664
   Synopsys Inc. (b)                                                7        334
   Veritas Software Corp. (b)                                      26        411
                                                                          ------
                                                                           4,275

Electronics - 4.8%
   Celestica Inc. (b)                                              27        381
   Flextronics International Ltd. (b)                              39        318
                                                                          ------
                                                                             699

Internet - 11.2%
   Check Point Software Technologies Ltd. (b)                      36        467
   Symantec Corp. (b)                                              29      1,174
                                                                          ------
                                                                           1,641

Semiconductors - 14.1%
   Applied Materials Inc. (b)                                      37        486
   Intel Corp.                                                     27        426
   Maxim Integrated Products Inc.                                  16        543
   Novellus Systems Inc. (b)                                       21        600
                                                                          ------
                                                                           2,055

Software - 25.1%
   Adobe Systems Inc.                                              24        586
   BEA Systems Inc. (b)                                            56        645
   Electronic Arts Inc. (b)                                         8        412
   First Data Corp.                                                15        538
   Microsoft Corp. (b)                                             15        756
   Oracle Corp. (b)                                                68        731
                                                                          ------
                                                                           3,668

Telecommunications Equipment - 10.6%
   Cisco Systems Inc. (b)                                          46        598
   Nokia Corp. - ADR                                               43        669
   Scientific-Atlanta Inc.                                         24        285
                                                                          ------
                                                                           1,552

Wireless Telecommunications - 4.9%
   Qualcomm Inc. (b)                                               20        722
                                                                          ------

   Total Common Stocks (cost $21,654)                                     14,612
                                                                          ------

   Total Investments - 100% (cost $21,654)                                14,612
                                                                          ------
                                                                          ------
First Trust/JNL The Dow Target 10 Fund

Common Stocks - 99.1%
Auto Manufacturers - 8.6%
   General Motors Corp.                                         188        6,941

Chemicals - 11.4%
   E.I. Du Pont de Nemours and Co.                              216        9,166

Diversified Financial Services - 7.5%
   JPMorgan Chase & Co.                                         252        6,056

Forest Products & Paper - 9.9%
   International Paper Co.                                      227        7,929

Machinery - 9.8%
   Caterpillar Inc.                                             173        7,924

Manufacturing - 13.1%
   Eastman Kodak Co.                                            303       10,600

Oil & Gas Producers - 10.0%
   Exxon Mobil Corp.                                            232        8,098

Pharmaceuticals - 10.9%
   Merck & Co. Inc.                                             155        8,770

Telecommunications - 7.8%
   SBC Communications Inc.                                      233        6,327

Tobacco - 10.1%
   Philip Morris Cos. Inc.                                      200        8,108
                                                                          ------

   Total Common Stocks (cost $88,879)                                     79,919
                                                                          ------

Short Term Investments - 0.9%

Money Market Funds - 0.9%
   Dreyfus Cash Management Plus, 1.36% (a)                      736          736
                                                                          ------

   Total Short Term Investments (cost $736)                                  736
                                                                          ------

   Total Investments - 100% (cost $89,615)                                80,655
                                                                          ------
                                                                          ------
First Trust/JNL The Dow Target 5 Fund

Common Stocks - 100.0%
Diversified Financial Services - 15.5%
   JPMorgan Chase & Co.                                          53        1,268

Forest Products & Paper - 20.3%
   International Paper Co.                                       48        1,662

Manufacturing - 27.2%
   Eastman Kodak Co.                                             63        2,222

Oil & Gas Producers - 20.7%
   Exxon Mobil Corp.                                             49        1,697

Telecommunications - 16.3%
   SBC Communications Inc.                                       49        1,330
                                                                          ------

   Total Common Stocks (cost $9,611)                                       8,179
                                                                          ------

Total Investments - 100% (cost $9,611)                                     8,179
                                                                          ------
                                                                          ------

First Trust/JNL The S&P Target 10 Fund
Common Stocks - 98.3%
Banks - 13.2%
   Bank of America Corp.                                         78        5,411

Chemicals - 23.6%
   Air Products & Chemicals Inc.                                105        4,498
   Praxair Inc.                                                  90        5,203
                                                                          ------
                                                                           9,701

Healthcare - 5.0%
   Tenet Healthcare Corp. (b)                                   126        2,073

Insurance - 11.9%
   Progressive Corp.                                             98        4,878

Retail - 44.6%
   Best Buy Co. Inc. (b)                                         99        2,398
   Lowe's Cos. Inc.                                             106        3,965
   Sears Roebuck & Co.                                          103        2,465
   Staples Inc. (b)                                             257        4,710
   TJX Cos. Inc.                                                247        4,823
                                                                          ------
                                                                          18,361
                                                                          ------

   Total Common Stocks (cost $46,437)                                     40,424
                                                                          ------

Short Term Investments - 1.7%
Money Market Funds - 1.7%
   Dreyfus Cash Management Plus, 1.36% (a)                      700          700
                                                                          ------

   Total Short Term Investments (cost $700)                                  700
                                                                          ------

   Total Investments - 100% (cost $47,137)                                41,124
                                                                          ------
                                                                          ------


Summary of Investments by Country:

                     First Trust/JNL Global
                     Target 15 Fund

Hong Kong            37.4%
United Kingdom       25.8
United States        36.8
Total Investments    100.0%


NOTES TO SCHEDULE OF INVESTMENT:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2002.
(b)     Non-income producing security.


JNL VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2002


                                                First Trust/  First Trust First Trust   First Trust   First Trust/   First Trust/JNL
                                                   JNL            JNL         JNL          JNL            JNL        Pharmaceutical/
                                               Communications    Energy     Financial  Global Target Leading Brands  Healthcare
ASSETS                                          Sector Fund   Sector Fund Sector Fund    15 Fund      Sector Fund    Sector Fund
                                                -----------    ---------   ---------    ---------     -----------    ------------

Investments in securities, at cost                $ 10,236      $ 7,515     $16,231      $34,056         $ 9,317        $ 22,335
                                                ===========    =========   =========    =========     ===========    ============
Investments in securities, at value               ($)6,111      $ 7,408     $14,177      $30,359         $ 9,459        $ 18,289
Foreign currency                                         -            1           -           28               -               -
Receivables:
   Dividends and interest                                5            2          20           55              18               7
   Foreign taxes recoverable                             -            3           -            -               -               -
   Fund shares sold                                      -            -           -           91               1               -
Collateral for securities loaned                         -            -           -        4,268               -               -
                                                -----------    ---------   ---------    ---------     -----------    ------------
TOTAL ASSETS                                         6,116        7,414      14,197       34,801           9,478          18,296
                                                -----------    ---------   ---------    ---------     -----------    ------------

LIABILITIES
Cash overdraft                                           -            -           -            -               -               -
Payables:
   Administrative fees                                   1            1           2            5               1               2
   Advisory fees                                         4            5           9           16               6              12
   Fund shares redeemed                                  7            -           2           11               5               2
Return of collateral for securities loaned               -            -           -        4,268               -               -
                                                -----------    ---------   ---------    ---------     -----------    ------------
TOTAL LIABILITIES                                       12            6          13        4,300              12              16
                                                -----------    ---------   ---------    ---------     -----------    ------------
NET ASSETS                                         $ 6,104      $ 7,408     $14,184      $30,501         $ 9,466        $ 18,280
                                                ===========    =========   =========    =========     ===========    ============

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 21,903      $ 8,720     $16,536      $33,124         $ 9,999        $ 24,397
Undistributed (accumulated) net
   investment income (loss)                            (28)          67         235          954              97            (106)
Accumulated net realized gain (loss)               (11,646)      (1,272)       (533)         120            (772)         (1,965)
Net unrealized appreciation
   (depreciation)                                   (4,125)        (107)     (2,054)      (3,697)            142          (4,046)
                                                -----------    ---------   ---------    ---------     -----------    ------------
                                                   $ 6,104      $ 7,408     $14,184      $30,501         $ 9,466        $ 18,280
                                                ===========    =========   =========    =========     ===========    ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                       1,941          691       1,634        4,079           1,068           2,080
                                                ===========    =========   =========    =========     ===========    ============
NET ASSET VALUE PER SHARE                           $ 3.15      $ 10.72      $ 8.68       $ 7.48          $ 8.86          $ 8.79
--------------------------------                ===========    =========   =========    =========     ===========    ============

(a) Including securities on loan of:                   $ -          $ -         $ -      $ 3,945             $ -             $ -



                                            First Trust/ First Trust  First Trust  First Trust First Trust  First Trust/
                                                JNL         JNL          JNL       JNL The     JNL The      JNL The
                                             Target 25    Target Small Technology  Dow Target  Dow Target   S&P Target
ASSETS                                         Fund       Cap Fund    Sector Fund  10 Fund      5 Fund      10 Fund
                                             ----------   ---------    ----------- ---------   ---------    --------

Investments in securities, at cost             $40,428     $42,299     $ 21,654     $89,615     $ 9,611     $47,137
                                             ==========   =========    =========   =========   =========    ========
Investments in securities, at value            $37,346     $38,495     $ 14,612     $80,655     $ 8,179     $41,124
Foreign currency                                     -           -            -           -           -           -
Receivables:
   Dividends and interest                          105          13            -         180           -          44
   Foreign taxes recoverable                         -           -            -           -           -           -
   Fund shares sold                                 86         136            1         108          10          99
Collateral for securities loaned                     -           -        1,219       7,680           -           -
                                             ----------   ---------    ---------   ---------   ---------    --------
TOTAL ASSETS                                    37,537      38,644       15,832      88,623       8,189      41,267
                                             ----------   ---------    ---------   ---------   ---------    --------

LIABILITIES
Cash overdraft                                       -           -           81           -         133           -
Payables:
   Administrative fees                               5           5            2          10           1           5
   Advisory fees                                    20          20           10          44           4          21
   Fund shares redeemed                             33          36            5          68           -          32
Return of collateral for securities loaned           -           -        1,219       7,680           -           -
                                             ----------   ---------    ---------   ---------   ---------    --------
TOTAL LIABILITIES                                   58          61        1,317       7,802         138          58
                                             ----------   ---------    ---------   ---------   ---------    --------
NET ASSETS                                     $37,479     $38,583     $ 14,515     $80,821     $ 8,051     $41,209
                                             ==========   =========    =========   =========   =========    ========

NET ASSETS CONSIST OF:
Paid-in capital                                $40,035     $41,232     $ 38,272     $87,180     $ 9,928     $49,808
Undistributed (accumulated) net
   investment income (loss)                        594         179         (408)      2,654         559         119
Accumulated net realized gain (loss)               (68)        976      (16,307)        (53)     (1,004)     (2,705)
Net unrealized appreciation
   (depreciation)                               (3,082)     (3,804)      (7,042)     (8,960)     (1,432)     (6,013)
                                             ----------   ---------    ---------   ---------   ---------    --------
                                               $37,479     $38,583     $ 14,515     $80,821     $ 8,051     $41,209
                                             ==========   =========    =========   =========   =========    ========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                   4,681       3,223        3,437      10,049       1,219       5,347
                                             ==========   =========    =========   =========   =========    ========
NET ASSET VALUE PER SHARE                       $ 8.01     $ 11.97       $ 4.22      $ 8.04      $ 6.60      $ 7.71
--------------------------------             ==========   =========    =========   =========   =========    ========

(a) Including securities on loan of:               $ -         $ -      $ 1,187     $ 7,434         $ -         $ -

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                            First Trust/  First Trust First Trust  First Trust   First Trust/   First Trust/JNL
                                                JNL         JNL          JNL         JNL            JNL         Pharmaceutical/
                                           Communications Energy       Financial  Global Target Leading Brands   Healthcare
                                            Sector Fund   Sector Fund  Sector Fund  15 Fund      Sector Fund    Sector Fund
                                            ------------  -----------  ----------  ---------     -----------    ------------
INVESTMENT INCOME
   Dividends                                       $ 77      $ 111        $ 263       $ 709           $ 120           $ 128
   Interest                                           -          1            1           8               1               1
   Foreign taxes withheld                            (1)        (7)           -         (23)              -               -
   Securities lending                                 -          -            -          15               -               -
                                            ------------  ---------    ---------   ---------     -----------    ------------
TOTAL INVESTMENT INCOME                              76        105          264         709             121             129
                                            ------------  ---------    ---------   ---------     -----------    ------------

EXPENSES
   Administrative fees                                9         11           21          30              12              28
   Advisory fees                                     55         60          124         107              71             160
   Managers fees                                      1          1            2           2               1               2
   Legal fees                                         -          -            -           -               -               -
                                            ------------  ---------    ---------   ---------     -----------    ------------
TOTAL EXPENSES                                       65         72          147         139              84             190
                                            ------------  ---------    ---------   ---------     -----------    ------------
NET INVESTMENT INCOME (LOSS)                         11         33          117         570              37             (61)
                                            ------------  ---------    ---------   ---------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                   (7,262)      (896)         (71)        417            (467)         (3,207)
   Foreign currency related items                     -          -            -          (1)              -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                    2,163        504       (2,648)     (3,890)           (236)         (5,110)
   Foreign currency related items                     -          -            -           1               -               -
                                            ------------  ---------    ---------   ---------     -----------    ------------
NET REALIZED AND UNREALIZED
   LOSS                                          (5,099)      (392)      (2,719)     (3,473)           (703)         (8,317)
                                            ------------  ---------    ---------   ---------     -----------    ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             $ (5,088)    $ (359)     $(2,602)   $ (2,903)         $ (666)       $ (8,378)
                                            ============  =========    =========   =========     ===========    ============




                                         First Trust/  First Trust  First Trust   First Trust  First Trust  First Trust/
                                             JNL          JNL         JNL         JNL The      JNL The      JNL The
                                          Target 25   Target Small  Technology    Dow Target   Dow Target   S&P Target
                                             Fund       Cap Fund    Sector Fund   10 Fund       5 Fund      10 Fund
                                         -----------   ---------    -----------   ---------    ---------    ---------

INVESTMENT INCOME                             $ 530       $ 413         $ 15       $ 2,039        $ 299        $ 310
   Dividends                                      7           6            1            11            1            6
   Interest                                       -           -           (1)            -            -            -
   Foreign taxes withheld                         -           -            -             3            -            -
   Securities lending                    -----------   ---------    ---------     ---------    ---------    ---------
                                                537         419           15         2,053          300          316
TOTAL INVESTMENT INCOME                  -----------   ---------    ---------     ---------    ---------    ---------


EXPENSES                                         26          31           22            74           11           38
   Administrative fees                          126         154          128           372           56          193
   Advisory fees                                  2           3            1             6            1            3
   Managers fees                                  -           -            -             1            -            1
   Legal fees                            -----------   ---------    ---------     ---------    ---------    ---------
                                                154         188          151           453           68          235
TOTAL EXPENSES                           -----------   ---------    ---------     ---------    ---------    ---------
                                                383         231         (136)        1,600          232           81
NET INVESTMENT INCOME (LOSS)             -----------   ---------    ---------     ---------    ---------    ---------


REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                    258        (202)      (7,033)          594          254       (1,162)
   Investments                                    -           -            -             -            -            -
   Foreign currency related items
Net change in unrealized appreciation
   (depreciation) on:                        (3,633)     (4,260)      (1,432)       (8,661)      (1,701)      (5,499)
   Investments                                    -           -            -             -            -            -
   Foreign currency related items        -----------   ---------    ---------     ---------    ---------    ---------

NET REALIZED AND UNREALIZED                  (3,375)     (4,462)      (8,465)       (8,067)      (1,447)      (6,661)
   LOSS                                  -----------   ---------    ---------     ---------    ---------    ---------


NET DECREASE IN NET ASSETS                 $ (2,992)    $(4,231)    $ (8,601)     $ (6,467)    $ (1,215)    $ (6,580)
   FROM OPERATIONS                       ===========   =========    =========     =========    =========    =========

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                             First Trust/   First Trust  First Trust  First Trust   First Trust/   First Trust/JNL
                                                JNL             JNL         JNL          JNL           JNL         Pharmaceutical/
                                            Communications    Energy     Financial   Global Target Leading Brands  Healthcare
OPERATIONS                                   Sector Fund    Sector Fund  Sector Fund   15 Fund     Sector Fund     Sector Fund
                                             -----------    -----------  ----------   ---------    -----------     -----------
   Net investment income (loss)                    $ 11         $ 33        $ 117        $ 570           $ 37           $ (61)
   Net realized gain (loss) on:
      Investments                                (7,262)        (896)         (71)         417           (467)         (3,207)
      Foreign currency related items                  -            -            -           (1)             -               -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                 2,163          504       (2,648)      (3,890)          (236)         (5,110)
      Foreign currency related items                  -            -            -            1              -               -
                                             -----------    ---------    ---------    ---------    -----------     -----------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                               (5,088)        (359)      (2,602)      (2,903)          (666)         (8,378)
                                             -----------    ---------    ---------    ---------    -----------     -----------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares               3,922        3,781        6,306       29,875          4,471           8,276
   Cost of shares redeemed                       (3,201)      (3,482)      (5,431)      (4,546)        (2,345)         (6,118)
                                             -----------    ---------    ---------    ---------    -----------     -----------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                          721          299          875       25,329          2,126           2,158
                                             -----------    ---------    ---------    ---------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS            (4,367)         (60)      (1,727)      22,426          1,460          (6,220)

NET ASSETS BEGINNING OF PERIOD                   10,471        7,468       15,911        8,075          8,006          24,500
                                             -----------    ---------    ---------    ---------    -----------     -----------

NET ASSETS END OF PERIOD                        $ 6,104      $ 7,408      $14,184      $30,501        $ 9,466        $ 18,280
                                             ===========    =========    =========    =========    ===========     ===========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                       $ (28)        $ 67        $ 235        $ 954           $ 97          $ (106)
                                             ===========    =========    =========    =========    ===========     ===========

(1)SHARE TRANSACTIONS
Shares sold                                         983          337          627        3,724            476             773
Shares redeemed                                    (849)        (318)        (568)        (575)          (258)           (626)
                                             -----------    ---------    ---------    ---------    -----------     -----------
Net increase                                        134           19           59        3,149            218             147
                                             ===========    =========    =========    =========    ===========     ===========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                         $ 4,512      $ 4,605      $ 5,143      $28,152        $ 4,753        $ 11,566
Proceeds from sales of securities                 3,745        4,215        4,178        3,233          2,671           9,451




                                         First Trust/  First Trust  First Trust/  First Trust  First Trust  First Trust/
                                              JNL         JNL           JNL        JNL The      JNL The      JNL The
                                           Target 25  Target Small  Technology    Dow Target   Dow Target   S&P Target
OPERATIONS                                   Fund      Cap Fund     Sector Fund   10 Fund       5 Fund      10 Fund
                                          -----------  ---------    ----------    ---------    ---------    --------
   Net investment income (loss)                $ 383      $ 231        $ (136)     $ 1,600        $ 232        $ 81
   Net realized gain (loss) on:
      Investments                                258       (202)       (7,033)         594          254      (1,162)
      Foreign currency related items               -          -             -            -            -           -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                             (3,633)    (4,260)       (1,432)      (8,661)      (1,701)     (5,499)
      Foreign currency related items               -          -             -            -            -           -
                                          -----------  ---------    ----------    ---------    ---------    --------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            (2,992)    (4,231)       (8,601)      (6,467)      (1,215)     (6,580)
                                          -----------  ---------    ----------    ---------    ---------    --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares           39,128     35,769         8,143       70,156        4,551      37,604
   Cost of shares redeemed                    (7,060)    (7,397)       (5,071)     (19,750)      (2,193)    (10,002)
                                          -----------  ---------    ----------    ---------    ---------    --------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                    32,068     28,372         3,072       50,406        2,358      27,602
                                          -----------  ---------    ----------    ---------    ---------    --------

NET INCREASE (DECREASE) IN NET ASSETS         29,076     24,141        (5,529)      43,939        1,143      21,022

NET ASSETS BEGINNING OF PERIOD                 8,403     14,442        20,044       36,882        6,908      20,187
                                          -----------  ---------    ----------    ---------    ---------    --------

NET ASSETS END OF PERIOD                     $37,479    $38,583      $ 14,515      $80,821      $ 8,051     $41,209
                                          ===========  =========    ==========    =========    =========    ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                    $ 594      $ 179        $ (408)     $ 2,654        $ 559       $ 119
                                          ===========  =========    ==========    =========    =========    ========

(1)SHARE TRANSACTIONS
Shares sold                                    4,596      2,819         1,505        8,334          635       4,314
Shares redeemed                                 (842)      (589)       (1,051)      (2,421)        (337)     (1,112)
                                          -----------  ---------    ----------    ---------    ---------    --------
Net increase                                   3,754      2,230           454        5,913          298       3,202
                                          ===========  =========    ==========    =========    =========    ========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                      $38,693    $42,505       $ 8,525      $63,076      $ 6,895     $46,815
Proceeds from sales of securities              6,754     14,488         5,514       11,885        3,959      19,598

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2001


                                            First Trust/   First Trust  First Trust  First Trust   First Trust/     First Trust/JNL
                                                JNL           JNL          JNL         JNL            JNL           Pharmaceutical/
                                           Communications  Energy       Financial    Global Target Leading Brands   Healthcare
OPERATIONS                                  Sector Fund    Sector Fund  Sector Fund  15 Fund       Sector Fund      Sector Fund
                                            ------------   -----------  -----------  ---------     -----------      -----------
   Net investment income (loss)                    $ (8)        $ 21         $ 79       $ 201            $ 38            $ (51)
   Net realized gain (loss) on investments       (6,588)        (593)        (714)        264            (315)             469
   Net change in unrealized appreciation
      (depreciation) on investments                (569)      (1,285)        (752)       (413)             32           (1,593)
                                            ------------   ----------   ----------   ---------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (7,165)      (1,857)      (1,387)         52            (245)          (1,175)
                                            ------------   ----------   ----------   ---------     -----------      -----------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares               7,780        7,421       10,604       4,786           5,356           13,791
   Cost of shares redeemed                       (2,647)      (3,322)      (4,584)     (1,800)         (1,406)          (5,578)
                                            ------------   ----------   ----------   ---------     -----------      -----------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                        5,133        4,099        6,020       2,986           3,950            8,213
                                            ------------   ----------   ----------   ---------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS            (2,032)       2,242        4,633       3,038           3,705            7,038

NET ASSETS BEGINNING OF PERIOD                   12,503        5,226       11,278       5,037           4,301           17,462
                                            ------------   ----------   ----------   ---------     -----------      -----------

NET ASSETS END OF PERIOD                       $ 10,471      $ 7,468      $15,911     $ 8,075         $ 8,006         $ 24,500
                                            ============   ==========   ==========   =========     ===========      ===========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                       $ (39)        $ 34        $ 118       $ 384            $ 60            $ (45)
                                            ============   ==========   ==========   =========     ===========      ===========

(1)SHARE TRANSACTIONS
Shares sold                                       1,042          574        1,033         567             585            1,099
Shares redeemed                                    (369)        (252)        (446)       (214)           (152)            (450)
                                            ------------   ----------   ----------   ---------     -----------      -----------
Net increase                                        673          322          587         353             433              649
                                            ============   ==========   ==========   =========     ===========      ===========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                        $ 12,134      $ 8,529      $15,616     $ 5,560         $ 7,071         $ 18,853
Proceeds from sales of securities                 6,882        4,146        8,587       2,548           3,353           10,432



                                          First Trust/  First Trust   First Trust   First Trust  First Trust  First Trust/
                                               JNL          JNL          JNL         JNL The      JNL The      JNL The
                                            Target 25   Target Smal   Technology    Dow Target   Dow Target   S&P Target
OPERATIONS                                    Fund      Cap Fund      Sector Fund   10 Fund       5 Fund      10 Fund
                                           -----------  ----------    -----------   ---------    ---------    ---------
   Net investment income (loss)                 $ 117       $ (23)      $ (124)        $ 635        $ 145         $ 77
   Net realized gain (loss) on investments         54          93      (13,212)          294         (407)      (1,113)
   Net change in unrealized appreciation
      (depreciation) on investments               468         (28)       3,511        (1,898)          48       (3,575)
                                           -----------  ----------    ---------     ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                639          42       (9,825)         (969)        (214)      (4,611)
                                           -----------  ----------    ---------     ---------    ---------    ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares             5,518       8,602       13,488        27,747        3,919       11,300
   Cost of shares redeemed                     (1,323)     (1,931)      (3,690)      (10,947)      (1,836)      (5,465)
                                           -----------  ----------    ---------     ---------    ---------    ---------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                      4,195       6,671        9,798        16,800        2,083        5,835
                                           -----------  ----------    ---------     ---------    ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS           4,834       6,713          (27)       15,831        1,869        1,224

NET ASSETS BEGINNING OF PERIOD                  3,569       7,729       20,071        21,051        5,039       18,963
                                           -----------  ----------    ---------     ---------    ---------    ---------

NET ASSETS END OF PERIOD                      $ 8,403     $14,442      $20,044       $36,882      $ 6,908      $20,187
                                           ===========  ==========    =========     =========    =========    =========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                     $ 211       $ (52)      $ (272)      $ 1,054        $ 327         $ 38
                                           ===========  ==========    =========     =========    =========    =========

(1)SHARE TRANSACTIONS
Shares sold                                       635         620        1,818         3,065          509        1,072
Shares redeemed                                  (158)       (138)        (483)       (1,221)        (238)        (512)
                                           -----------  ----------    ---------     ---------    ---------    ---------
Net increase                                      477         482        1,335         1,844          271          560
                                           ===========  ==========    =========     =========    =========    =========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                       $ 6,610     $13,719      $21,016       $28,475      $ 4,932      $17,907
Proceeds from sales of securities               2,450       7,263       10,990        10,433        2,906       12,479

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                         Net Asset            Investment Operations
                           Value             Net           Net Realized     Total from    Net Asset
      Period             Beginning        Investment       & Unrealized     Investment    Value, End
       Ended             of Period      Income (Loss)     Gains (Losses)    Operations    of Period
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND
     12/31/02             $5.79            $0.01             $(2.65)        $(2.64)          $3.15
     12/31/01             11.02             0.01              (5.24)         (5.23)           5.79
     12/31/00             15.09            (0.02)             (4.05)         (4.07)          11.02
 07/02(a)-12/31/99        10.00                -               5.09           5.09           15.09
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND
     12/31/02             11.11             0.05              (0.44)         (0.39)          10.72
     12/31/01             14.91             0.01              (3.81)         (3.80)          11.11
     12/31/00             10.27                -               4.64           4.64           14.91
 07/02(a)-12/31/99        10.00             0.04               0.23           0.27           10.27
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND
     12/31/02             10.10             0.07              (1.49)         (1.42)           8.68
     12/31/01             11.42             0.04              (1.36)         (1.32)          10.10
     12/31/00              8.97             0.02               2.43           2.45           11.42
 07/02(a)-12/31/99        10.00             0.02              (1.05)         (1.03)           8.97
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND
     12/31/02              8.68            (0.39)             (0.81)         (1.20)            7.48
     12/31/01              8.74             0.09              (0.15)         (0.06)            8.68
     12/31/00              8.99             0.22              (0.47)         (0.25)            8.74
 07/02(a)-12/31/99        10.00             0.11              (1.12)         (1.01)            8.99
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND
     12/31/02              9.42             0.02              (0.58)         (0.56)            8.86
     12/31/01             10.31             0.02              (0.91)         (0.89)            9.42
     12/31/00              9.55             0.02               0.74           0.76            10.31
 07/02(a)-12/31/99        10.00             0.03              (0.48)         (0.45)            9.55
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND
     12/31/02             12.67            (0.03)             (3.85)         (3.88)            8.79
     12/31/01             13.60            (0.03)             (0.90)         (0.93)           12.67
     12/31/00              9.74                -               3.86           3.86            13.60
 07/02(a)-12/31/99        10.00                -              (0.26)         (0.26)            9.74
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND
     12/31/02             9.07             (0.10)             (0.96)         (1.06)            8.01
     12/31/01             7.94              0.02               1.11           1.13             9.07
     12/31/00             8.30              0.13              (0.49)         (0.36)            7.94
 07/02(a)-12/31/99       10.00              0.08              (1.78)         (1.70)            8.30
-----------------------------------------------------------------------------------------------------



                                                                                  Ratio of Net
                                          Supplemental Data           Ratio of     Investment
                                             Net Assets,              Expenses to Income (Loss)
      Period                     Total      End of Period  Portfolio  Average Net   to Average
       Ended                   Return (b)   (in thousands) Turnover   Assets (c)  Net Assets (c)
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATION SECTOR FUND
     12/31/02                   (45.60)%       $6,104        50.9%       0.89%          0.15 %
     12/31/01                   (47.46)        10,471        64.1        0.85          (0.08)
     12/31/00                   (26.97)        12,503        76.0        0.85          (0.25)
 07/02(a)-12/31/99               50.90          5,049        85.7        0.85          (0.08)
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND
     12/31/02                    (3.51)         7,408        53.0        0.89           0.42
     12/31/01                   (25.49)         7,468        67.6        0.85           0.33
     12/31/00                    45.18          5,226        54.3        0.85           0.40
 07/02(a)-12/31/99                2.70            762       103.1        0.85           0.47
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND
     12/31/02                   (14.06)        14,184        25.3        0.89           0.70
     12/31/01                   (11.56)        15,911        67.6        0.85           0.63
     12/31/00                    27.31         11,278        41.9        0.85           0.53
 07/02(a)-12/31/99              (10.30)         2,496        61.5        0.85           0.73
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND
     12/31/02                   (13.82)        30,501        20.4        0.88           3.59
     12/31/01                    (0.69)         8,075        45.5        0.90           3.55
     12/31/00                    (2.78)         5,037        93.4        0.90           4.32
 07/02(a)-12/31/99              (10.10)         2,034        80.5        0.90           3.44
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND
     12/31/02                    (5.94)         9,466        28.5        0.89           0.39
     12/31/01                    (8.63)         8,006        61.7        0.85           0.71
     12/31/00                     7.96          4,301        52.9        0.85           0.57
 07/02(a)-12/31/99               (4.50)         1,673        98.2        0.85           0.76
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND
     12/31/02                   (30.62)        18,280        44.0        0.89          (0.28)
     12/31/01                    (6.84)        24,500        52.5        0.85          (0.26)
     12/31/00                    39.63         17,462        63.0        0.85           0.04
 07/02(a)-12/31/99               (2.60)         4,046        58.9        0.85           0.15
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND
     12/31/02                   (11.69)        37,479        35.6        0.82           2.05
     12/31/01                    14.23          8,403        49.0        0.85           2.34
     12/31/00                    (4.34)         3,569        85.0        0.85           2.71
 07/02(a)-12/31/99              (17.00)         1,858        66.3        0.85           2.48
---------------------------------------------------------------------------------------------
(a)   Commencement of operations July 2, 1999.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See Notes to the Financial Statements.



JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                         Net Asset            Investment Operations
                           Value             Net           Net Realized     Total from    Net Asset
      Period             Beginning        Investment       & Unrealized     Investment    Value, End
       Ended             of Period      Income (Loss)     Gains (Losses)    Operations    of Period
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND
     12/31/02             $14.54           $0.11             $(2.68)         $(2.57)         $11.97
     12/31/01              15.13            0.01              (0.60)          (0.59)          14.54
     12/31/00              12.38           (0.04)              2.79            2.75           15.13
 07/02(a)-12/31/99         10.00           (0.02)              2.40            2.38           12.38
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND
     12/31/02               6.72           (0.03)             (2.47)          (2.50)           4.22
     12/31/01              12.18               -              (5.46)          (5.46)           6.72
     12/31/00              15.39           (0.08)             (3.13)          (3.21)          12.18
 07/02(a)-12/31/99         10.00           (0.01)              5.40            5.39           15.39
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND
     12/31/02               8.92            0.01              (0.89)          (0.88)           8.04
     12/31/01               9.18            0.07              (0.33)          (0.26)           8.92
     12/31/00               8.73            0.13               0.32            0.45            9.18
 07/02(a)-12/31/99         10.00            0.05              (1.32)          (1.27)           8.73
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 5 FUND
     12/31/02               7.50            0.10              (1.00)          (0.90)           6.60
     12/31/01               7.76            0.08              (0.34)          (0.26)           7.50
     12/31/00               7.79            0.22              (0.25)          (0.03)           7.76
 07/02(a)-12/31/99         10.00            0.06              (2.27)          (2.21)           7.79
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND
     12/31/02               9.41               -              (1.70)          (1.70)           7.71
     12/31/01              11.97            0.04              (2.60)          (2.56)           9.41
     12/31/00              11.06           (0.03)              0.94            0.91           11.97
 07/02(a)-12/31/99         10.00            0.01               1.05            1.06           11.06
------------------------------------------------------------------------------------------------------



                                                                                  Ratio of Net
                                          Supplemental Data           Ratio of     Investment
                                             Net Assets,              Expenses to Income (Loss)
      Period                     Total      End of Period  Portfolio  Average Net   to Average
       Ended                   Return (b)   (in thousands) Turnover   Assets (c)  Net Assets (c)
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND
     12/31/02                  (17.68)%      $38,583        62.7%       0.83%          1.02 %
     12/31/01                   (3.90)        14,442        78.7        0.85          (0.25)
     12/31/00                   22.21          7,729       116.4        0.85          (0.47)
 07/02(a)-12/31/99              23.80          2,100       102.5        0.85          (0.39)
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND
     12/31/02                  (37.20)        14,515        32.4        0.89          (0.80)
     12/31/01                  (44.83)        20,044        64.4        0.85          (0.72)
     12/31/00                  (20.86)        20,071        81.5        0.85          (0.72)
 07/02(a)-12/31/99              53.90          7,834        55.7        0.85          (0.40)
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND
     12/31/02                   (9.87)        80,821        21.7        0.83           2.92
     12/31/01                   (2.83)        36,882        38.5        0.85           2.34
     12/31/00                    5.15         21,051        47.1        0.85           2.62
 07/02(a)-12/31/99             (12.70)         7,786        23.3        0.85           2.53
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 5 FUND
     12/31/02                  (12.00)         8,051        48.7        0.83           2.83
     12/31/01                   (3.35)         6,908        52.8        0.85           2.63
     12/31/00                   (0.39)         5,038        42.0        0.85           3.52
 07/02(a)-12/31/99             (22.10)         3,852        40.2        0.85           2.83
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND
     12/31/02                  (18.07)        41,209        68.6        0.83           0.29
     12/31/01                  (21.39)        20,187        66.8        0.85           0.41
     12/31/00                    8.23         18,964        91.3        0.85          (0.27)
 07/02(a)-12/31/99              10.60          9,192        27.9        0.85           0.16
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             JNL Variable Fund LLC
                        Notes to the Financial Statements
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

JNL Variable Fund LLC (the "JNL Variable Fund") is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 13, 2001. The JNL Variable Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940. The JNL Variable Fund includes the following twelve (12) separate Funds, each subadvised by First Trust Advisors L.P. ("First Trust"): First Trust/JNL Communications Sector Fund, First Trust/JNL Energy Sector Fund, First Trust/JNL Financial Sector Fund, First Trust/JNL Global Target 15 Fund, First Trust/JNL Leading Brands Sector Fund, First Trust/JNL Pharmaceutical/Healthcare Sector Fund, First Trust/JNL Target 25 Fund, First Trust/JNL Target Small-Cap Fund, First Trust/JNL Technology Sector Fund, First Trust/JNL The Dow Target 10 Fund, First Trust/JNL The Dow Target 5 Fund and First Trust/JNL The S&P Target 10 Fund. The shares of the JNL Variable Fund are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The JNL Variable Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNL Variable Fund is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-I. Accordingly, the JNL Variable Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the JNL Variable Fund are not currently taxable when left to accumulate within a variable annuity contract.

--------------------------------------------------------------------------------
                             JNL Variable Fund LLC
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund as follows:

ASSETS                          FEES
------                          ----
$0 to $500 million              .75%
$500 million to $1 billion      .70%
Over $1 billion                 .65%

Effective May 17, 2002, the investment advisory fees paid by the First Trust/JNL Global Target 15 Fund, First Trust/JNL Target 25 Fund, First Trust/JNL Target Small-Cap Fund, First Trust/JNL The Dow Target 10 Fund, First Trust/JNL The Dow Target 5 Fund and First Trust/JNL The S&P Target 10 Fund are 0.65% of the average daily net assets.

A portion of the investment advisory fee is paid to First Trust as compensation for their services.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Fund, except the First Trust/JNL Global Target 15 Fund, paid JNAM an annual Administrative Fee of 0.10% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund. Effective May 17, 2002, the Administrative Fee for each Fund, except the First Trust/JNL Global Target 15 Fund, is 0.15% of the average daily net assets of the Fund. Effective May 17, 2002, the Administrative Fee for the First Trust/JNL Global Target 15 Fund is 0.20% of the average daily net assets of the Fund. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

--------------------------------------------------------------------------------
                        Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholder and the Board of Managers of JNL Variable Fund LLC

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of each series within JNL Variable Fund LLC (the "Fund") as listed in Note 1 of the financial statements at December 31, 2001 and the related statements of operations, changes in net assets, and the financial highlights for the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2000 and the financial highlights presented for each of the periods prior to 2001 were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNL Variable Fund LLC at December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Minneapolis, Minnesota
February 14, 2002



                      MANAGERS OF THE JNL VARIABLE FUND LLC
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                            Current                                              Portfolios in the         Other
 Manager (age) &            Position                                               Fund Complex        Directorships
    Address                   with         Length of    Principal Occupation      Overseen by the       held by the
                            the Fund      Time Served   for the past 5 years          Manager             Manager
-----------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
Andrew B. Hopping* (44)     Manager and     10/98 to    Executive Vice                  77           None
1 Corporate Way             Chairman of     present     President, Chief
Lansing, MI 48951           the Board                   Financial Officer and
                            of Managers                 Treasurer of Jackson
                                                        National Life
                                                        Insurance Company;
                                                        Trustee or Manager,
                                                        and Chairman, of each
                                                        other investment
                                                        company in the Fund
                                                        Complex.
-----------------------------------------------------------------------------------------------------------------------
Robert A. Fritts* (54)      Manager,        2/99 to     Vice President and              77           None
1 Corporate Way             President       present     Controller of Jackson
Lansing, MI 48951           and Chief                   National Life
                            Executive                   Insurance Company;
                            Officer                     Trustee or Manager,
                                                        and (since 12/02)
                                                        President and Chief
                                                        Executive Officer, of
                                                        each other investment
                                                        company in the Fund
                                                        Complex.
-----------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
Peter McPherson (62)        Manager         2/02 to     President, Michigan             20           Director of Dow
1 Corporate Way                             present     State University                             Jones & Company
Lansing, MI 48951
-----------------------------------------------------------------------------------------------------------------------
Michael Bouchard (45)       Manager          4/00 to    Sheriff, Oakland                20           None
1 Corporate Way                              present    County, Michigan,
Lansing, MI 48951                                       Senator - State of
                                                        Michigan (1991-1999)
-----------------------------------------------------------------------------------------------------------------------
Michelle Engler (44)        Manager          4/00 to    First Lady of the               20           Director of
1 Corporate Way                              present    State of Michigan                            Federal Home Loan
Lansing, MI 48951                                       (1991-2002)                                  Mortgage
                                                                                                     Corporation
-----------------------------------------------------------------------------------------------------------------------

* Messrs. Hopping and Fritts are "interested persons" of the Fund due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling (800) 766-4683.

                      MANAGERS OF THE JNL VARIABLE FUND LLC

Managers and officers that are interested persons of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Fund the compensation amounts indicated for the services as such.

                                                             PENSION OR
                                         AGGREGATE           RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM    BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNL VARIABLE    AS PART OF FUND     BENEFITS UPON       JNL VARIABLE
         MANAGER                           FUND               EXPENSES          RETIREMENT           FUND
         -------                           -----              --------          ----------           -----

Michael Bouchard                          $25,000                0                  0               $25,000
Michelle Engler                           $25,000                0                  0               $25,000
Peter McPherson                           $15,000                0                  0               $15,000


                            JNL(R) VARIABLE FUND LLC

                       SUPPLEMENT DATED FEBRUARY 25, 2003
                                       to
                          Prospectus dated May 1, 2002
                                       and
              Statement of Additional Information dated May 1, 2002

The following will be effective March 1, 2003, and supplements the information contained in the third paragraph under "Investment in Fund Interests" in the Prospectus and the information contained in the fourth paragraph under "Purchases, Redemptions and Pricing of Interests" in the Statement of Additional Information, regarding the Funds that invest in securities that principally are traded on foreign markets:


    Because the calculation of a Funds' NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Funds' procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Managers, to determine the "fair value" of such securities for purposes of calculating a Funds' NAV. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Funds' NAV calculation. A significant event is one that can be expected materially to affect the value of such securities. Effective March 1, 2003, certain specified percentage movements in U.S. equity market indices will be deemed under the Funds' pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Funds' NAV.


(To be used with VC3656 Rev. 05/02, VC3652 Rev. 05/02, VC4224 01/03, VC5526 Rev.
01/03 and V3670 05/02.)